GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.9%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)*	28	$ 4,405
Ford Motor Co.*	927	13,775
		18,180
Banks — 3.7%
Citizens Financial Group, Inc.	99	4,541
Comerica, Inc.	32	2,283
Fifth Third Bancorp	165	6,308
Huntington Bancshares, Inc.	237	3,382
JPMorgan Chase & Co.	114	17,732
KeyCorp.	226	4,667
M&T Bank Corp.	11	1,598
People's United Financial, Inc.	86	1,474
Regions Financial Corp.	224	4,520
SVB Financial Group*	13	7,234
Zions Bancorp NA	39	2,061
		55,800
Capital Goods — 12.7%
3M Co.	53	10,527
A.O. Smith Corp.	38	2,738
Allegion PLC (Ireland)	20	2,786
AMETEK, Inc.	52	6,942
Carrier Global Corp.	200	9,720
Cummins, Inc.	42	10,240
Deere & Co.	35	12,345
Dover Corp.	41	6,175
Eaton Corp. PLC (Ireland)	44	6,520
Emerson Electric Co.	115	11,068
Fortive Corp.	2	139
Fortune Brands Home & Security, Inc.	24	2,391
Generac Holdings, Inc.*	9	3,736
General Dynamics Corp.	26	4,895
Honeywell International, Inc.	49	10,748
Howmet Aerospace, Inc.*	107	3,688
IDEX Corp.	13	2,861
Illinois Tool Works, Inc.	21	4,695
Ingersoll Rand, Inc.*	97	4,735
Johnson Controls International PLC (Ireland)	184	12,628
Lockheed Martin Corp.	14	5,297
Masco Corp.	77	4,536
Northrop Grumman Corp.	11	3,998
Parker-Hannifin Corp.	30	9,213
Pentair PLC (Ireland)	39	2,632
Snap-on, Inc.	14	3,128
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	38	$ 7,790
Textron, Inc.	52	3,576
Trane Technologies PLC (Ireland)	59	10,864
United Rentals, Inc.*	17	5,423
Westinghouse Air Brake Technologies Corp.	24	1,975
WW Grainger, Inc.	13	5,694
		193,703
Commercial & Professional Services — 0.9%
Jacobs Engineering Group, Inc.	31	4,136
Leidos Holdings, Inc.	25	2,528
Nielsen Holdings PLC (United Kingdom)	84	2,072
Republic Services, Inc.	28	3,080
Robert Half International, Inc.	27	2,402
		14,218
Consumer Durables & Apparel — 1.6%
Garmin Ltd. (Switzerland)	45	6,509
Hanesbrands, Inc.	82	1,531
Hasbro, Inc.	5	473
Mohawk Industries, Inc.*	21	4,036
Newell Brands, Inc.	99	2,720
PulteGroup, Inc.	2	109
Tapestry, Inc.*	65	2,826
Under Armour, Inc., Class C*	107	1,987
VF Corp.	3	246
Whirlpool Corp.	18	3,924
		24,361
Consumer Services — 0.7%
Caesars Entertainment, Inc.*	48	4,980
Penn National Gaming, Inc.*	36	2,754
Yum! Brands, Inc.	28	3,221
		10,955
Diversified Financials — 7.4%
American Express Co.	37	6,113
Ameriprise Financial, Inc.	27	6,720
Berkshire Hathaway, Inc., Class B*	27	7,504
BlackRock, Inc.	24	20,999
Charles Schwab Corp. (The)	86	6,262
Discover Financial Services	71	8,399
Franklin Resources, Inc.	148	4,735
Goldman Sachs Group, Inc. (The)	12	4,554
Intercontinental Exchange, Inc.	47	5,579
Invesco Ltd. (Bermuda)	128	3,421

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Morgan Stanley	65	$ 5,960
Nasdaq, Inc.	40	7,032
Raymond James Financial, Inc.	31	4,027
S&P Global, Inc.	7	2,873
Synchrony Financial	135	6,550
T Rowe Price Group, Inc.	64	12,670
		113,398
Energy — 4.0%
APA Corp.	87	1,882
Baker Hughes Co.	158	3,613
EOG Resources, Inc.	125	10,430
Halliburton Co.	227	5,248
Hess Corp.	71	6,200
Kinder Morgan, Inc.	528	9,625
NOV, Inc.*	46	705
Occidental Petroleum Corp.	217	6,786
ONEOK, Inc.	103	5,731
Schlumberger NV (Curacao)	314	10,051
Williams Cos., Inc. (The)	26	690
		60,961
Food & Staples Retailing — 0.0%
Kroger Co. (The)	3	115
Walgreens Boots Alliance, Inc.	12	631
		746
Food, Beverage & Tobacco — 3.5%
Archer-Daniels-Midland Co.	134	8,120
Coca-Cola Co. (The)	8	433
Conagra Brands, Inc.	30	1,091
Constellation Brands, Inc., Class A	43	10,057
General Mills, Inc.	61	3,717
Hershey Co. (The)	37	6,445
JM Smucker Co. (The)	17	2,203
Kraft Heinz Co. (The)	274	11,174
Mondelez International, Inc., Class A	175	10,927
		54,167
Health Care Equipment & Services — 4.7%
Align Technology, Inc.*	8	4,888
AmerisourceBergen Corp.	26	2,977
Anthem, Inc.	21	8,018
Cerner Corp.	7	547
Cigna Corp.	49	11,616
CVS Health Corp.	126	10,513
HCA Healthcare, Inc.	78	16,126
Hologic, Inc.*	60	4,003
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	23	$ 6,345
Medtronic PLC (Ireland)	37	4,593
Quest Diagnostics, Inc.	1	132
UnitedHealth Group, Inc.	5	2,002
		71,760
Household & Personal Products — 0.2%
Colgate-Palmolive Co.	8	651
Estee Lauder Cos., Inc. (The), Class A	4	1,272
Procter & Gamble Co. (The)	7	945
		2,868
Insurance — 3.5%
Aflac, Inc.	5	268
Aon PLC, Class A (Ireland)	36	8,595
Arthur J Gallagher & Co.	44	6,164
Lincoln National Corp.	44	2,765
Loews Corp.	60	3,279
Marsh & McLennan Cos., Inc.	118	16,600
MetLife, Inc.	100	5,985
Principal Financial Group, Inc.	16	1,011
Unum Group	47	1,335
Willis Towers Watson PLC (Ireland)	29	6,671
		52,673
Materials — 5.0%
Amcor PLC (Jersey)	82	940
Avery Dennison Corp.	20	4,205
CF Industries Holdings, Inc.	50	2,573
Dow, Inc.	174	11,011
DuPont de Nemours, Inc.	124	9,599
Eastman Chemical Co.	38	4,436
International Paper Co.	111	6,805
Linde PLC (Ireland)	2	578
Mosaic Co. (The)	88	2,808
Newmont Corp.	38	2,408
Nucor Corp.	67	6,427
Packaging Corp. of America	22	2,979
PPG Industries, Inc.	28	4,754
Sealed Air Corp.	40	2,370
Sherwin-Williams Co. (The)	39	10,626
Westrock Co.	62	3,300
		75,819

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 2.2%
Charter Communications, Inc., Class A*	8	$ 5,772
Comcast Corp., Class A	51	2,908
DISH Network Corp., Class A*	122	5,100
Fox Corp., Class A	93	3,453
Interpublic Group of Cos., Inc. (The)	110	3,574
News Corp., Class A	138	3,556
Omnicom Group, Inc.	58	4,639
ViacomCBS, Inc., Class B	102	4,610
		33,612
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
AbbVie, Inc.	84	9,462
Agilent Technologies, Inc.	31	4,582
Alexion Pharmaceuticals, Inc.*	52	9,553
Biogen, Inc.*	4	1,385
Gilead Sciences, Inc.	212	14,598
Merck & Co., Inc.	31	2,411
Organon & Co.*	57	1,725
PerkinElmer, Inc.	27	4,169
Pfizer, Inc.	190	7,440
Thermo Fisher Scientific, Inc.	3	1,513
Vertex Pharmaceuticals, Inc.*	41	8,267
Waters Corp.*	14	4,839
		69,944
Real Estate — 1.7%
CBRE Group, Inc., Class A*	79	6,773
Duke Realty Corp., REIT	57	2,699
Equity Residential, REIT	18	1,386
Kimco Realty Corp., REIT	100	2,085
Prologis, Inc., REIT	17	2,032
Simon Property Group, Inc., REIT	32	4,175
Weyerhaeuser Co., REIT	184	6,333
		25,483
Retailing — 8.6%
Advance Auto Parts, Inc.	16	3,282
AutoZone, Inc.*	5	7,461
Best Buy Co., Inc.	63	7,244
Dollar Tree, Inc.*	55	5,473
eBay, Inc.	24	1,685
Etsy, Inc.*	3	618
Gap, Inc. (The)	87	2,928
Genuine Parts Co.	42	5,312
Home Depot, Inc. (The)	52	16,582
L Brands, Inc.	69	4,972
LKQ Corp.*	85	4,184
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe's Cos., Inc.	126	$ 24,440
O'Reilly Automotive, Inc.*	15	8,493
Ross Stores, Inc.	54	6,696
Target Corp.	110	26,591
Tractor Supply Co.	5	930
Ulta Beauty, Inc.*	13	4,495
		131,386
Semiconductors & Semiconductor Equipment — 12.9%
Analog Devices, Inc.	68	11,707
Applied Materials, Inc.	213	30,331
Broadcom, Inc.	10	4,768
Enphase Energy, Inc.*	31	5,693
Intel Corp.	518	29,081
KLA Corp.	35	11,347
Lam Research Corp.	32	20,822
Maxim Integrated Products, Inc.	61	6,427
Microchip Technology, Inc.	53	7,936
Micron Technology, Inc.*	14	1,190
Monolithic Power Systems, Inc.	9	3,361
NVIDIA Corp.	14	11,201
NXP Semiconductors NV (Netherlands)	64	13,166
Qorvo, Inc.*	26	5,087
Skyworks Solutions, Inc.	38	7,287
Teradyne, Inc.	41	5,492
Texas Instruments, Inc.	92	17,692
Xilinx, Inc.	28	4,050
		196,638
Software & Services — 5.6%
Accenture PLC, Class A (Ireland)	58	17,098
Automatic Data Processing, Inc.	66	13,109
Broadridge Financial Solutions, Inc.	26	4,200
DXC Technology Co.*	59	2,298
Fiserv, Inc.*	14	1,497
Fortinet, Inc.*	2	476
Gartner, Inc.*	20	4,844
International Business Machines Corp.	117	17,151
Intuit, Inc.	1	490
Microsoft Corp.	2	542
NortonLifeLock, Inc.	10	272
Oracle Corp.	133	10,353
Paychex, Inc.	84	9,013

GOTHAM ESG LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
PTC, Inc.*	13	$ 1,836
Western Union Co. (The)	122	2,802
		85,981
Technology Hardware & Equipment — 7.6%
Amphenol Corp., Class A	68	4,652
Apple, Inc.	125	17,120
CDW Corp.	34	5,938
Cisco Systems, Inc.	486	25,758
Corning, Inc.	179	7,321
F5 Networks, Inc.*	14	2,613
Hewlett Packard Enterprise Co.	302	4,403
HP, Inc.	375	11,321
Juniper Networks, Inc.	91	2,489
Keysight Technologies, Inc.*	11	1,698
Motorola Solutions, Inc.	7	1,518
NetApp, Inc.	52	4,255
Seagate Technology Holdings PLC (Ireland)	61	5,364
TE Connectivity Ltd. (Switzerland)	76	10,276
Trimble, Inc.*	58	4,746
Zebra Technologies Corp., Class A*	12	6,354
		115,826
Telecommunication Services — 0.6%
AT&T, Inc.	156	4,489
Verizon Communications, Inc.	90	5,043
		9,532
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 4.7%
CSX Corp.	474	$ 15,206
Expeditors International of Washington, Inc.	41	5,190
FedEx Corp.	61	18,198
Norfolk Southern Corp.	37	9,820
Union Pacific Corp.	33	7,258
United Parcel Service, Inc., Class B	78	16,222
		71,894
Utilities — 1.3%
AES Corp. (The)	155	4,041
Dominion Energy, Inc.	182	13,390
NRG Energy, Inc.	50	2,015
		19,446
TOTAL COMMON STOCKS (Cost $1,205,109)		1,509,351
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		17,271
NET ASSETS - 100.0%		$1,526,622

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.8%
Automobiles & Components — 0.4%
Ford Motor Co.*	8,520	$ 126,607
Capital Goods — 7.3%
3M Co.(a)	1,491	296,157
A.O. Smith Corp.	2,587	186,419
AMETEK, Inc.	6	801
Cummins, Inc.	349	85,090
Dover Corp.	214	32,228
Johnson Controls International PLC (Ireland)	2,571	176,448
Lockheed Martin Corp.	587	222,092
Masco Corp.(a)	3,696	217,731
Northrop Grumman Corp.	821	298,376
Pentair PLC (Ireland)	4,060	274,010
Quanta Services, Inc.	584	52,893
Roper Technologies, Inc.	52	24,450
Snap-on, Inc.	924	206,449
Stanley Black & Decker, Inc.	715	146,568
Trane Technologies PLC (Ireland)	1,232	226,861
WW Grainger, Inc.	346	151,548
		2,598,121
Commercial & Professional Services — 0.0%
Nielsen Holdings PLC (United Kingdom)	1	25
Republic Services, Inc.	45	4,950
		4,975
Consumer Durables & Apparel — 3.1%
Garmin Ltd. (Switzerland)	2,315	334,842
Hanesbrands, Inc.	2,190	40,887
Newell Brands, Inc.	3,510	96,420
NIKE, Inc., Class B	721	111,387
Tapestry, Inc.*	613	26,653
Whirlpool Corp.(a)	2,313	504,280
		1,114,469
Consumer Services — 1.6%
Booking Holdings, Inc.*	4	8,752
Hilton Worldwide Holdings, Inc.*	829	99,994
Marriott International, Inc., Class A*	133	18,157
McDonald's Corp.	509	117,574
Penn National Gaming, Inc.*	731	55,914
Yum! Brands, Inc.	2,382	274,002
		574,393
Diversified Financials — 3.8%
Berkshire Hathaway, Inc., Class B(a)*	1,457	404,930
BlackRock, Inc.	260	227,492
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Intercontinental Exchange, Inc.	1,448	$ 171,878
Nasdaq, Inc.	1,278	224,672
T Rowe Price Group, Inc.(a)	1,521	301,112
		1,330,084
Energy — 0.6%
Cabot Oil & Gas Corp.	6,060	105,808
EOG Resources, Inc.	320	26,701
Halliburton Co.	1,445	33,408
Marathon Petroleum Corp.	156	9,426
Phillips 66	304	26,089
		201,432
Food & Staples Retailing — 2.3%
Kroger Co. (The)(a)	3,742	143,356
Sysco Corp.	186	14,461
Walmart, Inc.(a)	4,782	674,358
		832,175
Food, Beverage & Tobacco — 14.5%
Altria Group, Inc.(a)	7,913	377,292
Archer-Daniels-Midland Co.	4,049	245,369
Campbell Soup Co.(a)	7,557	344,524
Coca-Cola Co. (The)	85	4,599
Conagra Brands, Inc.(a)	12,895	469,120
Constellation Brands, Inc., Class A	761	177,990
General Mills, Inc.(a)	9,014	549,223
Hershey Co. (The)(a)	2,538	442,069
JM Smucker Co. (The)(a)	4,293	556,244
Kellogg Co.(a)	6,866	441,690
Kraft Heinz Co. (The)(a)	11,757	479,450
Mondelez International, Inc., Class A(a)	6,388	398,867
Philip Morris International, Inc.(a)	5,405	535,690
Tyson Foods, Inc., Class A	1,562	115,213
		5,137,340
Health Care Equipment & Services — 7.9%
Abbott Laboratories	1,105	128,102
AmerisourceBergen Corp.	32	3,664
Becton Dickinson and Co.	257	62,500
Cerner Corp.	1,605	125,447
Cigna Corp.	40	9,483
CVS Health Corp.	4,095	341,687
Danaher Corp.	470	126,129
HCA Healthcare, Inc.	638	131,900
Hologic, Inc.(a)*	9,147	610,288

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings(a)*	2,187	$ 603,284
McKesson Corp.	336	64,256
Quest Diagnostics, Inc.(a)	3,657	482,614
UnitedHealth Group, Inc.	293	117,329
Universal Health Services, Inc., Class B	23	3,368
		2,810,051
Household & Personal Products — 4.3%
Clorox Co. (The)(a)	2,051	368,995
Colgate-Palmolive Co.(a)	5,327	433,351
Kimberly-Clark Corp.(a)	2,184	292,176
Procter & Gamble Co. (The)(a)	3,259	439,737
		1,534,259
Insurance — 3.8%
Aon PLC, Class A (Ireland)	1,203	287,228
Arthur J Gallagher & Co.	1,754	245,700
Marsh & McLennan Cos., Inc.(a)	4,440	624,619
Willis Towers Watson PLC (Ireland)	826	189,997
		1,347,544
Materials — 3.7%
Avery Dennison Corp.	10	2,102
DuPont de Nemours, Inc.	1,128	87,319
Eastman Chemical Co.	465	54,289
Freeport-McMoRan, Inc.	3	111
International Paper Co.	1,830	112,197
Newmont Corp.(a)	4,973	315,189
Sealed Air Corp.	5,184	307,152
Sherwin-Williams Co. (The)(a)	1,536	418,483
		1,296,842
Media & Entertainment — 4.4%
Activision Blizzard, Inc.	534	50,965
Alphabet, Inc., Class A(a)*	102	249,063
Charter Communications, Inc., Class A(a)*	316	227,978
Electronic Arts, Inc.	102	14,671
Facebook, Inc., Class A(a)*	1,764	613,360
Interpublic Group of Cos., Inc. (The)	271	8,805
Netflix, Inc.*	537	283,649
Take-Two Interactive Software, Inc.*	43	7,612
ViacomCBS, Inc., Class B	1,971	89,089
		1,545,192
Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
Alexion Pharmaceuticals, Inc.*	1,369	251,499
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.*	244	$ 84,490
Gilead Sciences, Inc.	2,182	150,252
Illumina, Inc.*	83	39,276
Johnson & Johnson	1,286	211,856
Merck & Co., Inc.(a)	4,693	364,975
Organon & Co.(a)*	259	7,837
PerkinElmer, Inc.(a)	4,095	632,309
Pfizer, Inc.(a)	15,425	604,043
Thermo Fisher Scientific, Inc.	459	231,552
Waters Corp.*	216	74,652
		2,652,741
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc., REIT	195	35,478
CBRE Group, Inc., Class A*	1,335	114,450
Duke Realty Corp., REIT	1,224	57,956
Extra Space Storage, Inc., REIT	603	98,784
Prologis, Inc., REIT	36	4,303
Public Storage, REIT	481	144,632
Weyerhaeuser Co., REIT	6,721	231,337
		686,940
Retailing — 4.2%
Advance Auto Parts, Inc.	84	17,232
Amazon.com, Inc.(a)*	76	261,452
AutoZone, Inc.*	80	119,378
Best Buy Co., Inc.	185	21,271
eBay, Inc.	2,148	150,811
Genuine Parts Co.	1,467	185,531
Home Depot, Inc. (The)	251	80,041
L Brands, Inc.	1,929	139,004
LKQ Corp.*	967	47,596
Lowe's Cos., Inc.(a)	833	161,577
O'Reilly Automotive, Inc.*	212	120,037
Target Corp.	661	159,790
Tractor Supply Co.	99	18,420
		1,482,140
Semiconductors & Semiconductor Equipment — 2.4%
Applied Materials, Inc.	1,414	201,353
Intel Corp.(a)	6,448	361,991
KLA Corp.	23	7,457
QUALCOMM, Inc.	2,013	287,718
		858,519

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 6.1%
Accenture PLC, Class A (Ireland)	520	$ 153,291
Automatic Data Processing, Inc.	1,085	215,503
Broadridge Financial Solutions, Inc.	32	5,169
Gartner, Inc.*	15	3,633
International Business Machines Corp.	1,483	217,393
Mastercard, Inc., Class A	122	44,541
Microsoft Corp.(a)	1,530	414,477
NortonLifeLock, Inc.	7,926	215,746
Oracle Corp.(a)	5,877	457,465
Paychex, Inc.	247	26,503
PayPal Holdings, Inc.*	436	127,085
Visa, Inc., Class A	997	233,118
Western Union Co. (The)	1,944	44,654
		2,158,578
Technology Hardware & Equipment — 7.7%
Apple, Inc.(a)	6,359	870,929
Cisco Systems, Inc.(a)	9,176	486,328
Corning, Inc.	6,102	249,572
F5 Networks, Inc.*	487	90,903
HP, Inc.	12,017	362,793
Juniper Networks, Inc.	8,528	233,241
NetApp, Inc.	1,500	122,730
Seagate Technology Holdings PLC (Ireland)	3,497	307,491
		2,723,987
Telecommunication Services — 2.2%
AT&T, Inc.	11,722	337,359
Verizon Communications, Inc.(a)	8,079	452,667
		790,026
Transportation — 3.6%
CSX Corp.	1,762	56,525
Expeditors International of Washington, Inc.(a)	3,826	484,372
FedEx Corp.	1,052	313,843
Southwest Airlines Co.*	400	21,236
United Parcel Service, Inc., Class B(a)	1,999	415,732
		1,291,708
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.5%
Dominion Energy, Inc.(a)	7,216	$ 530,881
TOTAL COMMON STOCKS (Cost $28,529,566)		33,629,004
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		1,831,830
NET ASSETS - 100.0%		$35,460,834

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2024 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.0% of net assets as of June 30, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Ford Motor Co.	Morgan Stanley	8,468	$113,112	$125,834	$12,788
Capital Goods
3M Co.	Morgan Stanley	1,478	258,037	293,575	43,917
A.O. Smith Corp.	Morgan Stanley	2,119	117,587	152,695	36,255
AMETEK, Inc.	Morgan Stanley	5	432	668	328
Cummins, Inc.	Morgan Stanley	315	53,402	76,800	27,430
Dover Corp.	Morgan Stanley	215	19,080	32,379	13,807
Johnson Controls International PLC (Ireland)	Morgan Stanley	2,487	82,907	170,683	92,353
Lockheed Martin Corp.	Morgan Stanley	553	206,615	209,228	3,938
Masco Corp.	Morgan Stanley	3,663	149,443	215,787	70,661
Northrop Grumman Corp.	Morgan Stanley	802	286,746	291,471	6,131
Pentair PLC (Ireland)	Morgan Stanley	3,875	169,392	261,524	94,955
Quanta Services, Inc.	Morgan Stanley	566	28,933	51,263	22,490
Roper Technologies, Inc.	Morgan Stanley	20	7,828	9,404	1,629
Snap-on, Inc.	Morgan Stanley	908	110,644	202,874	97,572
Stanley Black & Decker, Inc.	Morgan Stanley	708	146,424	145,133	(886)
Trane Technologies PLC (Ireland)	Morgan Stanley	1,213	95,085	223,362	131,996
WW Grainger, Inc.	Morgan Stanley	341	140,208	149,358	9,832
		19,268	1,872,763	2,486,204	652,408
Commercial & Professional Services
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	1	25	25	13
Republic Services, Inc.	Morgan Stanley	51	5,553	5,611	95
		52	5,578	5,636	108
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	2,330	253,637	337,011	87,519
Hanesbrands, Inc.	Morgan Stanley	1,595	16,457	29,779	14,519
Newell Brands, Inc.	Morgan Stanley	3,543	96,217	97,326	1,921
NIKE, Inc., Class B	Morgan Stanley	688	92,145	106,289	14,659
Tapestry, Inc.	Morgan Stanley	602	25,761	26,175	439
Whirlpool Corp.	Morgan Stanley	2,290	428,502	499,266	77,719
		11,048	912,719	1,095,846	196,776
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	2	4,814	4,376	(423)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	200	22,254	24,124	1,843
Marriott International, Inc., Class A	Morgan Stanley	137	19,011	18,703	(285)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
McDonald's Corp.	Morgan Stanley	504	$92,891	$116,419	$25,665
Penn National Gaming, Inc.	Morgan Stanley	724	56,562	55,379	(1,143)
Yum! Brands, Inc.	Morgan Stanley	2,355	266,400	270,896	5,710
		3,922	461,932	489,897	31,367
Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	600	135,060	166,752	31,769
BlackRock, Inc.	Morgan Stanley	201	115,466	175,869	64,966
Intercontinental Exchange, Inc.	Morgan Stanley	1,428	160,516	169,504	9,806
Nasdaq, Inc.	Morgan Stanley	1,261	192,263	221,684	31,761
T Rowe Price Group, Inc.	Morgan Stanley	1,501	199,449	297,153	109,141
		4,991	802,754	1,030,962	247,443
Energy
Cabot Oil & Gas Corp.	Morgan Stanley	5,997	97,019	104,708	7,747
Halliburton Co.	Morgan Stanley	1,183	25,090	27,351	2,339
Marathon Petroleum Corp.	Morgan Stanley	145	9,163	8,761	(385)
Phillips 66	Morgan Stanley	295	18,545	25,317	7,325
		7,620	149,817	166,137	17,026
Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	3,706	115,436	141,977	33,131
Sysco Corp.	Morgan Stanley	184	8,646	14,306	6,005
Walmart, Inc.	Morgan Stanley	4,739	605,365	668,294	74,247
		8,629	729,447	824,577	113,383
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	7,831	325,157	373,382	72,003
Archer-Daniels-Midland Co.	Morgan Stanley	4,059	147,575	245,975	105,437
Campbell Soup Co.	Morgan Stanley	10,562	513,403	481,522	(14,129)
Coca-Cola Co. (The)	Morgan Stanley	85	4,600	4,599	15
Conagra Brands, Inc.	Morgan Stanley	12,527	441,971	455,732	23,176
Constellation Brands, Inc., Class A	Morgan Stanley	750	130,621	175,417	47,493
General Mills, Inc.	Morgan Stanley	8,892	508,180	541,790	55,297
Hershey Co. (The)	Morgan Stanley	2,489	389,626	433,534	46,433
J M Smucker Co. (The)	Morgan Stanley	4,255	465,334	551,320	102,565
Kellogg Co.	Morgan Stanley	6,697	418,123	430,818	26,669
Kraft Heinz Co. (The)	Morgan Stanley	11,607	389,953	473,333	94,432
Mondelez International, Inc., Class A	Morgan Stanley	6,233	347,135	389,189	46,155
Philip Morris International, Inc.	Morgan Stanley	5,290	438,914	524,292	97,800
Tyson Foods, Inc., Class A	Morgan Stanley	1,514	87,450	111,673	26,661
		82,791	4,608,042	5,192,576	730,007
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	105	9,467	12,173	2,884
AmerisourceBergen Corp.	Morgan Stanley	40	4,603	4,580	(1)
Becton Dickinson and Co.	Morgan Stanley	192	46,563	46,692	165
Cerner Corp.	Morgan Stanley	1,529	107,167	119,507	13,044
Cigna Corp.	Morgan Stanley	40	9,641	9,483	(140)
CVS Health Corp.	Morgan Stanley	3,681	270,464	307,143	39,408
Danaher Corp.	Morgan Stanley	17	3,225	4,562	1,367
HCA Healthcare, Inc.	Morgan Stanley	634	131,905	131,073	(520)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Hologic, Inc.	Morgan Stanley	8,290	$571,377	$553,109	$(18,194)
Laboratory Corp. of America Holdings	Morgan Stanley	2,156	552,903	594,733	42,100
McKesson Corp.	Morgan Stanley	325	61,590	62,153	741
Quest Diagnostics, Inc.	Morgan Stanley	3,530	439,263	465,854	29,372
UnitedHealth Group, Inc.	Morgan Stanley	287	115,423	114,926	(148)
Universal Health Services, Inc., Class B	Morgan Stanley	22	2,016	3,221	1,225
		20,848	2,325,607	2,429,209	111,303
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	2,125	406,156	382,309	(16,382)
Colgate-Palmolive Co.	Morgan Stanley	5,065	359,724	412,038	60,841
Kimberly-Clark Corp.	Morgan Stanley	2,153	279,889	288,028	17,958
Procter & Gamble Co. (The)	Morgan Stanley	3,218	405,669	434,205	37,725
		12,561	1,451,438	1,516,580	100,142
Insurance
Aon PLC, Class A (Ireland)	Morgan Stanley	1,140	244,725	272,186	28,600
Arthur J Gallagher & Co.	Morgan Stanley	1,741	235,330	243,879	9,356
Marsh & McLennan Cos., Inc.	Morgan Stanley	4,320	475,568	607,738	135,830
Willis Towers Watson PLC (Ireland)	Morgan Stanley	819	201,443	188,386	(12,709)
		8,020	1,157,066	1,312,189	161,077
Materials
Avery Dennison Corp.	Morgan Stanley	11	2,308	2,313	19
DuPont de Nemours, Inc.	Morgan Stanley	1,067	86,366	82,596	(3,402)
Eastman Chemical Co.	Morgan Stanley	457	41,953	53,355	12,984
Freeport-McMoRan, Inc.	Morgan Stanley	2	74	74	13
International Paper Co.	Morgan Stanley	1,794	103,878	109,990	7,669
Newmont Corp.	Morgan Stanley	4,907	280,140	311,006	33,736
Sealed Air Corp.	Morgan Stanley	5,037	143,041	298,442	160,332
Sherwin-Williams Co. (The)	Morgan Stanley	1,521	358,954	414,396	56,933
		14,796	1,016,714	1,272,172	268,284
Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	356	436,715	869,277	432,779
Charter Communications, Inc., Class A	Morgan Stanley	307	172,908	221,485	54,651
Electronic Arts, Inc.	Morgan Stanley	96	11,323	13,808	2,553
Facebook, Inc., Class A	Morgan Stanley	177	42,463	61,545	19,114
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	256	8,540	8,317	(163)
Netflix, Inc.	Morgan Stanley	398	194,335	210,228	16,126
Take-Two Interactive Software, Inc.	Morgan Stanley	35	4,477	6,196	1,734
ViacomCBS, Inc., Class B	Morgan Stanley	1,948	81,606	88,050	6,889
		3,573	952,367	1,478,906	533,683
Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	1,088	179,598	199,876	20,375
Biogen, Inc.	Morgan Stanley	245	58,845	84,836	26,032
Gilead Sciences, Inc.	Morgan Stanley	2,162	130,678	148,875	21,293
Illumina, Inc.	Morgan Stanley	16	5,275	7,571	2,312
Johnson & Johnson	Morgan Stanley	1,277	210,089	210,373	2,501
Merck & Co., Inc.	Morgan Stanley	4,642	354,421	361,008	6,998
Organon & Co.	Morgan Stanley	266	8,380	8,049	(314)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
PerkinElmer, Inc.	Morgan Stanley	4,040	$527,840	$623,816	$96,479
Pfizer, Inc.	Morgan Stanley	15,273	549,072	598,091	58,328
Thermo Fisher Scientific, Inc.	Morgan Stanley	448	200,540	226,003	26,234
Waters Corp.	Morgan Stanley	206	67,121	71,196	4,119
		29,663	2,291,859	2,539,694	264,357
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	194	35,755	35,296	(236)
CBRE Group, Inc., Class A	Morgan Stanley	1,331	116,984	114,107	(2,809)
Duke Realty Corp., REIT	Morgan Stanley	1,223	59,012	57,909	(1,062)
Extra Space Storage, Inc., REIT	Morgan Stanley	597	96,499	97,801	1,498
Prologis, Inc., REIT	Morgan Stanley	35	4,246	4,184	(47)
Public Storage, REIT	Morgan Stanley	475	140,851	142,828	2,326
Weyerhaeuser Co., REIT	Morgan Stanley	6,624	244,953	227,998	(16,126)
		10,479	698,300	680,123	(16,456)
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	79	15,995	16,206	238
Amazon.com, Inc.	Morgan Stanley	268	481,885	921,963	440,315
AutoZone, Inc.	Morgan Stanley	79	103,864	117,885	14,083
Best Buy Co., Inc.	Morgan Stanley	62	3,409	7,129	3,920
eBay, Inc.	Morgan Stanley	1,952	91,941	137,050	61,309
Genuine Parts Co.	Morgan Stanley	1,478	152,837	186,923	37,543
Home Depot, Inc. (The)	Morgan Stanley	220	63,243	70,156	7,085
L Brands, Inc.	Morgan Stanley	1,821	82,607	131,221	48,938
LKQ Corp.	Morgan Stanley	959	27,609	47,202	19,619
Lowe's Cos., Inc.	Morgan Stanley	641	76,514	124,335	49,362
O'Reilly Automotive, Inc.	Morgan Stanley	203	100,697	114,941	15,089
Target Corp.	Morgan Stanley	659	145,360	159,307	14,169
Tractor Supply Co.	Morgan Stanley	102	17,602	18,978	1,450
		8,523	1,363,563	2,053,296	713,120
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	1,394	180,525	198,506	18,077
Intel Corp.	Morgan Stanley	6,384	361,414	358,398	(2,485)
KLA Corp.	Morgan Stanley	23	7,204	7,457	285
QUALCOMM, Inc.	Morgan Stanley	1,984	254,396	283,573	30,734
		9,785	803,539	847,934	46,611
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	332	89,672	97,870	8,666
Automatic Data Processing, Inc.	Morgan Stanley	1,067	204,845	211,928	7,770
Broadridge Financial Solutions, Inc.	Morgan Stanley	28	4,481	4,523	96
Gartner, Inc.	Morgan Stanley	14	1,647	3,391	2,261
International Business Machines Corp.	Morgan Stanley	1,472	197,869	215,780	20,034
Mastercard, Inc., Class A	Morgan Stanley	555	143,711	202,625	60,149
Microsoft Corp.	Morgan Stanley	3,618	551,363	980,116	438,767
NortonLifeLock, Inc.	Morgan Stanley	7,807	174,042	212,507	40,851
Oracle Corp.	Morgan Stanley	5,695	377,977	443,299	70,218
Paychex, Inc.	Morgan Stanley	245	26,065	26,288	248
PayPal Holdings, Inc.	Morgan Stanley	366	58,218	106,682	48,504

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Visa, Inc., Class A	Morgan Stanley	461	$80,839	$107,791	$27,715
Western Union Co. (The)	Morgan Stanley	1,923	47,333	44,171	(2,652)
		23,583	1,958,062	2,656,971	722,627
Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	5,043	361,328	690,689	334,823
Cisco Systems, Inc.	Morgan Stanley	8,332	371,149	441,596	78,254
Corning, Inc.	Morgan Stanley	5,968	262,276	244,091	(16,874)
F5 Networks, Inc.	Morgan Stanley	443	58,505	82,690	24,226
HP, Inc.	Morgan Stanley	11,349	199,131	342,626	152,468
Juniper Networks, Inc.	Morgan Stanley	8,423	180,074	230,369	58,611
NetApp, Inc.	Morgan Stanley	1,495	122,179	122,321	212
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	3,457	308,020	303,974	(3,890)
		44,510	1,862,662	2,458,356	627,830
Telecommunication Services
AT&T, Inc.	Morgan Stanley	11,120	320,027	320,034	5,581
Verizon Communications, Inc.	Morgan Stanley	7,996	442,932	448,016	19,995
		19,116	762,959	768,050	25,576
Transportation
CSX Corp.	Morgan Stanley	1,765	57,548	56,621	(843)
Expeditors International of Washington, Inc.	Morgan Stanley	3,738	345,813	473,231	133,297
FedEx Corp.	Morgan Stanley	1,035	291,259	308,772	17,498
Southwest Airlines Co.	Morgan Stanley	405	18,691	21,501	2,832
United Parcel Service, Inc., Class B	Morgan Stanley	1,991	337,408	414,068	79,555
		8,934	1,050,719	1,274,193	232,339
Utilities
Dominion Energy, Inc.	Morgan Stanley	7,111	509,413	523,156	19,864

Total Reference Entity — Long			27,860,432	33,228,498	5,811,663
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(669)	(97,804)	(105,254)	(7,680)
BorgWarner, Inc.	Morgan Stanley	(2,266)	(109,296)	(109,992)	(922)
Tesla, Inc.	Morgan Stanley	(103)	(75,176)	(70,009)	4,993
		(3,038)	(282,276)	(285,255)	(3,609)
Banks
Comerica, Inc.	Morgan Stanley	(18)	(1,272)	(1,284)	(28)
M&T Bank Corp.	Morgan Stanley	(800)	(128,891)	(116,248)	9,249
People's United Financial, Inc.	Morgan Stanley	(6,982)	(125,923)	(119,671)	5,881
Truist Financial Corp.	Morgan Stanley	(818)	(44,958)	(45,399)	(540)
Zions Bancorp NA	Morgan Stanley	(851)	(45,285)	(44,984)	184
		(9,469)	(346,329)	(327,586)	14,746
Capital Goods
Boeing Co. (The)	Morgan Stanley	(2,613)	(766,066)	(625,970)	134,590
Generac Holdings, Inc.	Morgan Stanley	(64)	(25,181)	(26,570)	(1,438)
Raytheon Technologies Corp.	Morgan Stanley	(3,808)	(306,312)	(324,860)	(20,105)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Rockwell Automation, Inc.	Morgan Stanley	(56)	$(15,882)	$(16,017)	$(161)
TransDigm Group, Inc.	Morgan Stanley	(501)	(311,200)	(324,292)	(13,853)
		(7,042)	(1,424,641)	(1,317,709)	99,033
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	(254)	(90,677)	(97,028)	(6,564)
Copart, Inc.	Morgan Stanley	(567)	(70,663)	(74,748)	(4,681)
Rollins, Inc.	Morgan Stanley	(3,102)	(109,467)	(106,088)	2,937
Verisk Analytics, Inc.	Morgan Stanley	(41)	(7,129)	(7,164)	(40)
		(3,964)	(277,936)	(285,028)	(8,348)
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	(1,443)	(130,838)	(130,404)	97
NVR, Inc.	Morgan Stanley	(26)	(120,462)	(129,306)	(9,131)
PulteGroup, Inc.	Morgan Stanley	(2,726)	(155,033)	(148,758)	5,583
PVH Corp.	Morgan Stanley	(448)	(47,989)	(48,200)	(318)
Ralph Lauren Corp.	Morgan Stanley	(78)	(10,196)	(9,189)	968
		(4,721)	(464,518)	(465,857)	(2,801)
Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(212)	(319,755)	(328,672)	(9,699)
Darden Restaurants, Inc.	Morgan Stanley	(556)	(81,033)	(81,170)	(497)
Wynn Resorts Ltd.	Morgan Stanley	(241)	(29,898)	(29,474)	362
		(1,009)	(430,686)	(439,316)	(9,834)
Diversified Financials
MarketAxess Holdings, Inc.	Morgan Stanley	(488)	(260,418)	(226,232)	33,308
MSCI, Inc.	Morgan Stanley	(545)	(216,314)	(290,529)	(75,794)
Northern Trust Corp.	Morgan Stanley	(528)	(60,243)	(61,047)	(957)
State Street Corp.	Morgan Stanley	(2,668)	(226,665)	(219,523)	5,097
		(4,229)	(763,640)	(797,331)	(38,346)
Energy
Chevron Corp.	Morgan Stanley	(4,886)	(516,081)	(511,760)	(2,482)
Devon Energy Corp.	Morgan Stanley	(345)	(10,072)	(10,071)	(12)
Diamondback Energy, Inc.	Morgan Stanley	(220)	(20,298)	(20,656)	(395)
		(5,451)	(546,451)	(542,487)	(2,889)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(54)	(4,070)	(4,047)	26
Lamb Weston Holdings, Inc.	Morgan Stanley	(3,225)	(255,884)	(260,129)	(5,444)
McCormick & Co, Inc., non-voting shares	Morgan Stanley	(103)	(8,976)	(9,097)	(187)
		(3,382)	(268,930)	(273,273)	(5,605)
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(1,525)	(467,718)	(475,968)	(9,400)
Align Technology, Inc.	Morgan Stanley	(462)	(267,895)	(282,282)	(16,132)
Boston Scientific Corp.	Morgan Stanley	(4,838)	(206,149)	(206,873)	(1,224)
Cardinal Health, Inc.	Morgan Stanley	(454)	(26,084)	(25,919)	(91)
Cooper Cos., Inc. (The)	Morgan Stanley	(507)	(183,064)	(200,909)	(18,946)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(3,181)	(209,419)	(201,230)	7,291
Dexcom, Inc.	Morgan Stanley	(1,258)	(518,398)	(537,166)	(20,117)
Edwards Lifesciences Corp.	Morgan Stanley	(2,723)	(228,889)	(282,021)	(53,689)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Henry Schein, Inc.	Morgan Stanley	(1,983)	$(158,690)	$(147,119)	$11,416
Humana, Inc.	Morgan Stanley	(282)	(124,270)	(124,847)	(1,052)
IDEXX Laboratories, Inc.	Morgan Stanley	(368)	(196,104)	(232,410)	(36,781)
Intuitive Surgical, Inc.	Morgan Stanley	(355)	(284,484)	(326,472)	(42,683)
ResMed, Inc.	Morgan Stanley	(828)	(179,503)	(204,119)	(25,115)
STERIS PLC (Ireland)	Morgan Stanley	(240)	(48,470)	(49,512)	(1,158)
Teleflex, Inc.	Morgan Stanley	(875)	(337,495)	(351,566)	(15,790)
West Pharmaceutical Services, Inc.	Morgan Stanley	(738)	(225,017)	(265,016)	(40,802)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(1,436)	(230,667)	(230,938)	(1,484)
		(22,053)	(3,892,316)	(4,144,367)	(265,757)
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(59)	(5,031)	(5,028)	4
Insurance
American International Group, Inc.	Morgan Stanley	(653)	(31,567)	(31,083)	403
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(29)	(7,203)	(7,308)	(256)
Lincoln National Corp.	Morgan Stanley	(2,514)	(158,999)	(157,980)	(49)
Principal Financial Group, Inc.	Morgan Stanley	(687)	(45,054)	(43,412)	1,478
Unum Group	Morgan Stanley	(4,311)	(120,671)	(122,432)	(3,287)
		(8,194)	(363,494)	(362,215)	(1,711)
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	(1,072)	(310,847)	(308,393)	(1,727)
Albemarle Corp.	Morgan Stanley	(1,944)	(317,350)	(327,486)	(11,700)
Ball Corp.	Morgan Stanley	(3,267)	(300,013)	(264,692)	33,547
Celanese Corp.	Morgan Stanley	(151)	(24,288)	(22,892)	1,533
Ecolab, Inc.	Morgan Stanley	(922)	(207,839)	(189,904)	17,056
FMC Corp.	Morgan Stanley	(1,492)	(173,690)	(161,434)	11,173
International Flavors & Fragrances, Inc.	Morgan Stanley	(3,289)	(461,766)	(491,377)	(33,828)
LyondellBasell Industries N.V., Class A (Netherlands)	Morgan Stanley	(2,704)	(297,832)	(278,160)	16,092
Martin Marietta Materials, Inc.	Morgan Stanley	(283)	(100,703)	(99,562)	883
Vulcan Materials Co.	Morgan Stanley	(350)	(61,442)	(60,925)	378
		(15,474)	(2,255,770)	(2,204,825)	33,407
Media & Entertainment
Live Nation Entertainment, Inc.	Morgan Stanley	(8)	(705)	(701)	15
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	(645)	(156,981)	(157,219)	(615)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(186)	(118,644)	(119,838)	(1,475)
Catalent, Inc.	Morgan Stanley	(4,210)	(432,898)	(455,185)	(23,351)
Charles River Laboratories International, Inc.	Morgan Stanley	(66)	(24,006)	(24,415)	(455)
IQVIA Holdings, Inc.	Morgan Stanley	(127)	(27,320)	(30,775)	(3,509)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(8,001)	(426,059)	(366,846)	51,121
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(754)	(216,580)	(152,029)	64,026
Viatris, Inc.	Morgan Stanley	(37,885)	(541,159)	(541,377)	(5,712)
		(51,874)	(1,943,647)	(1,847,684)	80,030
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(133)	(14,582)	(15,240)	(1,384)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(380)	(61,031)	(57,175)	1,985
Equinix, Inc., REIT	Morgan Stanley	(522)	(399,572)	(418,957)	(24,537)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Real Estate — (continued)
Federal Realty Investment Trust, REIT	Morgan Stanley	(913)	$(99,346)	$(106,976)	$(10,273)
Healthpeak Properties, Inc., REIT	Morgan Stanley	(2,870)	(96,680)	(95,542)	(8)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(15,339)	(267,669)	(262,144)	4,871
Regency Centers Corp., REIT	Morgan Stanley	(1,244)	(73,554)	(79,703)	(7,211)
Simon Property Group, Inc., REIT	Morgan Stanley	(1,143)	(144,847)	(149,139)	(6,072)
Ventas, Inc., REIT	Morgan Stanley	(2,775)	(153,929)	(158,453)	(6,176)
Vornado Realty Trust, REIT	Morgan Stanley	(5,212)	(243,908)	(243,244)	(2,648)
Welltower, Inc., REIT	Morgan Stanley	(1,949)	(146,210)	(161,962)	(17,190)
		(32,480)	(1,701,328)	(1,748,535)	(68,643)
Retailing
CarMax, Inc.	Morgan Stanley	(3,118)	(398,658)	(402,690)	(8,096)
Dollar General Corp.	Morgan Stanley	(634)	(133,186)	(137,191)	(4,279)
Etsy, Inc.	Morgan Stanley	(1,676)	(332,370)	(344,988)	(13,431)
Gap, Inc. (The)	Morgan Stanley	(3,686)	(126,818)	(124,034)	2,482
Pool Corp.	Morgan Stanley	(589)	(224,661)	(270,151)	(46,529)
Ross Stores, Inc.	Morgan Stanley	(37)	(4,558)	(4,588)	(29)
		(9,740)	(1,220,251)	(1,283,642)	(69,882)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(4,553)	(371,514)	(427,663)	(58,316)
Broadcom, Inc.	Morgan Stanley	(110)	(51,865)	(52,452)	(732)
Enphase Energy, Inc.	Morgan Stanley	(3,916)	(828,053)	(719,095)	106,912
Microchip Technology, Inc.	Morgan Stanley	(2,430)	(382,431)	(363,868)	16,498
Monolithic Power Systems, Inc.	Morgan Stanley	(1,640)	(628,849)	(612,458)	12,250
NVIDIA Corp.	Morgan Stanley	(441)	(278,952)	(352,844)	(79,350)
Skyworks Solutions, Inc.	Morgan Stanley	(72)	(12,566)	(13,806)	(1,258)
Teradyne, Inc.	Morgan Stanley	(2,602)	(338,149)	(348,564)	(11,329)
Xilinx, Inc.	Morgan Stanley	(2,480)	(347,604)	(358,707)	(11,955)
		(18,244)	(3,239,983)	(3,249,457)	(27,280)
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(3,352)	(374,740)	(390,843)	(17,022)
Citrix Systems, Inc.	Morgan Stanley	(1,846)	(241,537)	(216,480)	23,694
Fidelity National Information Services, Inc.	Morgan Stanley	(1,919)	(288,797)	(271,865)	14,903
FleetCor Technologies, Inc.	Morgan Stanley	(564)	(161,625)	(144,418)	16,819
Fortinet, Inc.	Morgan Stanley	(683)	(128,770)	(162,684)	(38,719)
Global Payments, Inc.	Morgan Stanley	(2,029)	(410,497)	(380,519)	27,678
Intuit, Inc.	Morgan Stanley	(412)	(174,447)	(201,950)	(28,881)
Jack Henry & Associates, Inc.	Morgan Stanley	(1,478)	(242,245)	(241,668)	(1,123)
Paycom Software, Inc.	Morgan Stanley	(1,434)	(479,592)	(521,216)	(44,379)
PTC, Inc.	Morgan Stanley	(2,076)	(289,083)	(293,256)	(4,879)
Tyler Technologies, Inc.	Morgan Stanley	(835)	(349,212)	(377,729)	(29,604)
VeriSign, Inc.	Morgan Stanley	(713)	(158,030)	(162,343)	(4,693)
		(17,341)	(3,298,575)	(3,364,971)	(86,206)
Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(48)	(15,101)	(17,391)	(3,462)
IPG Photonics Corp.	Morgan Stanley	(2,007)	(412,758)	(423,015)	(11,577)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Trimble, Inc.	Morgan Stanley	(1,659)	$(130,948)	$(135,756)	$(5,120)
Western Digital Corp.	Morgan Stanley	(6,674)	(437,917)	(474,989)	(42,283)
		(10,388)	(996,724)	(1,051,151)	(62,442)
Telecommunication Services
T-Mobile U.S., Inc.	Morgan Stanley	(1,698)	(230,764)	(245,921)	(15,718)
Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(119)	(11,471)	(11,147)	309
Utilities
Alliant Energy Corp.	Morgan Stanley	(4,238)	(237,307)	(236,311)	(1,242)
Ameren Corp.	Morgan Stanley	(3,779)	(308,110)	(302,471)	(3,663)
American Electric Power Co., Inc.	Morgan Stanley	(4,118)	(360,512)	(348,342)	3,703
American Water Works Co., Inc.	Morgan Stanley	(1,375)	(213,626)	(211,929)	110
Atmos Energy Corp.	Morgan Stanley	(3,764)	(383,768)	(361,758)	11,885
CenterPoint Energy, Inc.	Morgan Stanley	(17,967)	(436,554)	(440,551)	(14,673)
CMS Energy Corp.	Morgan Stanley	(2,925)	(185,575)	(172,809)	9,041
Consolidated Edison, Inc.	Morgan Stanley	(3,484)	(269,258)	(249,872)	12,843
DTE Energy Co.	Morgan Stanley	(1,353)	(174,125)	(175,349)	(11,239)
Duke Energy Corp.	Morgan Stanley	(738)	(73,885)	(72,855)	859
Edison International	Morgan Stanley	(8,085)	(530,236)	(467,475)	38,880
Entergy Corp.	Morgan Stanley	(4,030)	(445,336)	(401,791)	27,005
Evergy, Inc.	Morgan Stanley	(4,905)	(295,340)	(296,409)	(6,271)
Eversource Energy	Morgan Stanley	(5,608)	(496,689)	(449,986)	33,326
Exelon Corp.	Morgan Stanley	(2,165)	(97,015)	(95,931)	140
FirstEnergy Corp.	Morgan Stanley	(9,034)	(356,415)	(336,155)	5,920
NextEra Energy, Inc.	Morgan Stanley	(5,343)	(415,767)	(391,535)	20,673
NiSource, Inc.	Morgan Stanley	(18,967)	(489,021)	(464,692)	23,126
Pinnacle West Capital Corp.	Morgan Stanley	(5,169)	(439,424)	(423,703)	1,274
PPL Corp.	Morgan Stanley	(14,947)	(464,530)	(418,068)	25,285
Public Service Enterprise Group, Inc.	Morgan Stanley	(2,530)	(154,063)	(151,142)	745
Sempra Energy	Morgan Stanley	(2,820)	(369,430)	(373,594)	(12,695)
Southern Co. (The)	Morgan Stanley	(1,938)	(123,170)	(117,268)	5,601
WEC Energy Group, Inc.	Morgan Stanley	(3,225)	(312,255)	(286,864)	18,260
Xcel Energy, Inc.	Morgan Stanley	(4,766)	(332,101)	(313,984)	10,073
		(137,273)	(7,963,512)	(7,560,844)	198,966

Total Reference Entity — Short			(31,928,978)	(31,814,330)	(242,561)
Net Value of Reference Entity			$(4,068,546)	$1,414,168	$5,569,102

*	Includes $86,388 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $5,569,102, which are considered Level 2 as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.5%
Gotham Defensive Long 500 Fund	208,944	$ 2,710,004
Gotham Enhanced 500 ETF*	232,600	5,386,388
Gotham Enhanced S&P 500 Index Fund	250,744	4,041,988
Gotham Hedged Core Fund	314,987	4,075,926
Gotham Hedged Plus Fund	237,234	2,666,511
Gotham Large Value Fund	318,647	5,401,067
Gotham Neutral Fund*	286,629	2,636,990
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $24,713,908)		26,918,874
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		139,627
NET ASSETS - 100.0%		$27,058,501

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 140.2%
COMMON STOCKS — 140.2%
Automobiles & Components — 1.6%
Aptiv PLC (Jersey)†*	2	$ 315
BorgWarner, Inc.	2	97
Ford Motor Co.†*	2,400	35,664
General Motors Co.†*	383	22,662
		58,738
Banks — 1.1%
Bank of America Corp.	80	3,298
Citizens Financial Group, Inc.	5	229
Fifth Third Bancorp	163	6,232
First Republic Bank	19	3,556
JPMorgan Chase & Co.	61	9,488
KeyCorp.	9	186
PNC Financial Services Group, Inc. (The)	4	763
Regions Financial Corp.	217	4,379
SVB Financial Group*	12	6,677
US Bancorp†	9	513
Wells Fargo & Co.	119	5,390
		40,711
Capital Goods — 14.0%
3M Co.†	299	59,390
A.O. Smith Corp.	93	6,702
AMETEK, Inc.†	75	10,013
Carrier Global Corp.†	126	6,124
Caterpillar, Inc.†	87	18,934
Cummins, Inc.†	76	18,530
Deere & Co.†	47	16,577
Dover Corp.†	85	12,801
Eaton Corp. PLC (Ireland)†	81	12,003
Emerson Electric Co.†	296	28,487
Fastenal Co.	5	260
Fortive Corp.†	31	2,162
Fortune Brands Home & Security, Inc.	53	5,279
General Dynamics Corp.†	110	20,709
Honeywell International, Inc.†	172	37,728
Howmet Aerospace, Inc.*	285	9,824
Huntington Ingalls Industries, Inc.	15	3,161
Illinois Tool Works, Inc.†	15	3,353
Ingersoll Rand, Inc.*	95	4,637
Johnson Controls International PLC (Ireland)†	476	32,668
L3Harris Technologies, Inc.†	3	648
Lockheed Martin Corp.†	94	35,565
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.†	78	$ 4,595
Northrop Grumman Corp.†	96	34,889
Parker-Hannifin Corp.†	81	24,876
Pentair PLC (Ireland)	28	1,890
Quanta Services, Inc.	19	1,721
Rockwell Automation, Inc.	2	572
Roper Technologies, Inc.	10	4,702
Snap-on, Inc.	35	7,820
Stanley Black & Decker, Inc.†	98	20,089
Textron, Inc.	70	4,814
Trane Technologies PLC (Ireland)†	145	26,700
United Rentals, Inc.†*	45	14,355
Westinghouse Air Brake Technologies Corp.†	1	82
WW Grainger, Inc.†	32	14,016
Xylem, Inc.	1	120
		506,796
Commercial & Professional Services — 0.6%
Jacobs Engineering Group, Inc.	55	7,338
Leidos Holdings, Inc.	1	101
Nielsen Holdings PLC (United Kingdom)	217	5,353
Republic Services, Inc.†	11	1,210
Robert Half International, Inc.	72	6,406
		20,408
Consumer Durables & Apparel — 1.7%
Garmin Ltd. (Switzerland)	116	16,778
Hanesbrands, Inc.	211	3,939
Hasbro, Inc.	2	189
Leggett & Platt, Inc.	35	1,813
Lennar Corp., Class A	29	2,881
Mohawk Industries, Inc.*	45	8,649
Newell Brands, Inc.	257	7,060
Tapestry, Inc.*	169	7,348
Under Armour, Inc., Class C*	273	5,070
Whirlpool Corp.†	40	8,721
		62,448
Consumer Services — 0.2%
Caesars Entertainment, Inc.*	1	104
Penn National Gaming, Inc.*	35	2,677
Yum! Brands, Inc.†	52	5,981
		8,762
Diversified Financials — 7.1%
American Express Co.	20	3,305

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	33	$ 8,213
Berkshire Hathaway, Inc., Class B†*	184	51,137
BlackRock, Inc.†	74	64,748
Capital One Financial Corp.†	117	18,099
Charles Schwab Corp. (The)	43	3,131
Discover Financial Services†	93	11,001
Franklin Resources, Inc.	302	9,661
Goldman Sachs Group, Inc. (The)	18	6,831
Intercontinental Exchange, Inc.	25	2,967
Invesco Ltd. (Bermuda)	303	8,099
Morgan Stanley†	233	21,364
Nasdaq, Inc.†	55	9,669
Raymond James Financial, Inc.	31	4,027
Synchrony Financial	134	6,502
T Rowe Price Group, Inc.†	138	27,320
		256,074
Energy — 2.3%
APA Corp.	116	2,509
Baker Hughes Co.	344	7,867
Chevron Corp.†	14	1,466
EOG Resources, Inc.	6	501
Exxon Mobil Corp.	252	15,896
Halliburton Co.†	547	12,647
Hess Corp.	33	2,882
Kinder Morgan, Inc.	642	11,704
Marathon Oil Corp.	245	3,337
NOV, Inc.*	147	2,252
Occidental Petroleum Corp.†	564	17,636
ONEOK, Inc.	18	1,001
Schlumberger NV (Curacao)†	92	2,945
Williams Cos., Inc. (The)†	80	2,124
		84,767
Food & Staples Retailing — 3.3%
Walgreens Boots Alliance, Inc.†	9	473
Walmart, Inc.†	834	117,611
		118,084
Food, Beverage & Tobacco — 9.2%
Altria Group, Inc.†	1,161	55,356
Archer-Daniels-Midland Co.†	338	20,483
Campbell Soup Co.†	3	137
Coca-Cola Co. (The)†	68	3,679
Conagra Brands, Inc.	129	4,693
Constellation Brands, Inc., Class A†	99	23,155
General Mills, Inc.†	361	21,996
Hershey Co. (The)†	122	21,250
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)	69	$ 8,940
Kellogg Co.†	62	3,988
Kraft Heinz Co. (The)†	760	30,993
Lamb Weston Holdings, Inc.	2	161
Molson Coors Beverage Co., Class B*	111	5,960
Mondelez International, Inc., Class A†	495	30,908
Philip Morris International, Inc.†	872	86,424
Tyson Foods, Inc., Class A†	222	16,375
		334,498
Health Care Equipment & Services — 6.0%
Abbott Laboratories	60	6,956
AmerisourceBergen Corp.	11	1,259
Anthem, Inc.†	18	6,872
Cerner Corp.	5	391
Cigna Corp.†	97	22,996
CVS Health Corp.†	734	61,245
Danaher Corp.†	66	17,712
DaVita, Inc.†*	3	361
HCA Healthcare, Inc.†	204	42,175
Hologic, Inc.†*	60	4,003
Laboratory Corp. of America Holdings†*	59	16,275
McKesson Corp.†	96	18,359
Medtronic PLC (Ireland)†	63	7,820
Quest Diagnostics, Inc.†	10	1,320
UnitedHealth Group, Inc.†	27	10,812
		218,556
Household & Personal Products — 1.6%
Colgate-Palmolive Co.†	185	15,050
Estee Lauder Cos., Inc. (The), Class A	3	954
Kimberly-Clark Corp.†	4	535
Procter & Gamble Co. (The)†	306	41,289
		57,828
Insurance — 2.6%
Aflac, Inc.	6	322
Aon PLC, Class A (Ireland)†	97	23,160
Arthur J Gallagher & Co.	58	8,125
Lincoln National Corp.	25	1,571
Marsh & McLennan Cos., Inc.†	297	41,782
MetLife, Inc.	9	539

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Prudential Financial, Inc.†	1	$ 102
Willis Towers Watson PLC (Ireland)	74	17,021
		92,622
Materials — 5.9%
Avery Dennison Corp.	40	8,410
CF Industries Holdings, Inc.	117	6,020
Corteva, Inc.†	229	10,156
Dow, Inc.†	453	28,666
DuPont de Nemours, Inc.†	320	24,771
Eastman Chemical Co.†	84	9,807
Ecolab, Inc.†	2	412
Freeport-McMoRan, Inc.†	885	32,842
International Paper Co.†	259	15,879
Linde PLC (Ireland)†	1	289
Mosaic Co. (The)	235	7,499
Newmont Corp.	64	4,056
Nucor Corp.†	116	11,128
Packaging Corp. of America	21	2,844
PPG Industries, Inc.†	83	14,091
Sealed Air Corp.	101	5,984
Sherwin-Williams Co. (The)†	76	20,706
Westrock Co.	160	8,515
		212,075
Media & Entertainment — 10.5%
Activision Blizzard, Inc.	72	6,872
Alphabet, Inc., Class A†*	69	168,483
Charter Communications, Inc., Class A†*	17	12,265
Comcast Corp., Class A	42	2,395
Discovery, Inc., Class A*	12	368
DISH Network Corp., Class A*	290	12,122
Electronic Arts, Inc.	27	3,883
Facebook, Inc., Class A†*	314	109,181
Fox Corp., Class A†	180	6,683
Interpublic Group of Cos., Inc. (The)	238	7,733
Netflix, Inc.†*	41	21,657
News Corp., Class A	128	3,299
Omnicom Group, Inc.†	131	10,479
Take-Two Interactive Software, Inc.*	11	1,947
Twitter, Inc.*	74	5,092
ViacomCBS, Inc., Class B	142	6,418
		378,877
Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
AbbVie, Inc.†	493	55,531
Agilent Technologies, Inc.	2	296
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alexion Pharmaceuticals, Inc.†*	134	$ 24,617
Biogen, Inc.†*	3	1,039
Gilead Sciences, Inc.†	729	50,199
Illumina, Inc.*	14	6,625
Incyte Corp.*	20	1,683
Johnson & Johnson†	120	19,769
Merck & Co., Inc.	426	33,130
Organon & Co.†*	142	4,297
PerkinElmer, Inc.	66	10,191
Pfizer, Inc.†	1,446	56,625
Regeneron Pharmaceuticals, Inc.†*	12	6,702
Vertex Pharmaceuticals, Inc.*	54	10,888
Waters Corp.*	1	346
		281,938
Real Estate — 1.6%
American Tower Corp., REIT†	41	11,076
CBRE Group, Inc., Class A†*	204	17,489
Crown Castle International Corp., REIT	40	7,804
Duke Realty Corp., REIT	3	142
SBA Communications Corp., REIT	10	3,187
Welltower, Inc., REIT†	2	166
Weyerhaeuser Co., REIT†	491	16,900
		56,764
Retailing — 14.9%
Advance Auto Parts, Inc.	39	8,000
Amazon.com, Inc.†*	56	192,649
AutoZone, Inc.†*	12	17,907
Best Buy Co., Inc.†	160	18,397
Dollar Tree, Inc.†*	138	13,731
eBay, Inc.	5	351
Gap, Inc. (The)	4	135
Genuine Parts Co.†	90	11,382
Home Depot, Inc. (The)†	229	73,026
L Brands, Inc.†	172	12,394
LKQ Corp.*	200	9,844
Lowe's Cos., Inc.†	430	83,407
O'Reilly Automotive, Inc.†*	37	20,950
Target Corp.†	290	70,105
Tractor Supply Co.†	20	3,721
Ulta Beauty, Inc.†*	12	4,149
		540,148
Semiconductors & Semiconductor Equipment — 8.3%
Analog Devices, Inc.	3	516

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Applied Materials, Inc.†	532	$ 75,757
Broadcom, Inc.	3	1,431
Intel Corp.†	1,981	111,213
KLA Corp.†	48	15,562
Lam Research Corp.	29	18,870
Maxim Integrated Products, Inc.	2	211
Micron Technology, Inc.†*	104	8,838
NXP Semiconductors NV (Netherlands)†	86	17,692
Qorvo, Inc.*	26	5,087
QUALCOMM, Inc.†	213	30,444
Skyworks Solutions, Inc.	20	3,835
Teradyne, Inc.	2	268
Texas Instruments, Inc.	62	11,923
		301,647
Software & Services — 17.9%
Accenture PLC, Class A (Ireland)†	58	17,098
Adobe, Inc.†*	44	25,768
ANSYS, Inc.*	8	2,776
Autodesk, Inc.*	21	6,130
Automatic Data Processing, Inc.†	184	36,546
Broadridge Financial Solutions, Inc.	1	162
Cadence Design Systems, Inc.*	26	3,557
Cognizant Technology Solutions Corp., Class A	48	3,324
DXC Technology Co.*	150	5,841
Fiserv, Inc.*	6	641
Gartner, Inc.*	26	6,297
International Business Machines Corp.†	534	78,279
Mastercard, Inc., Class A†	92	33,588
Microsoft Corp.†	835	226,202
NortonLifeLock, Inc.	5	136
Oracle Corp.†	906	70,523
Paychex, Inc.†	94	10,086
PayPal Holdings, Inc.†*	120	34,978
salesforce.com, Inc.†*	85	20,763
ServiceNow, Inc.†*	18	9,892
Synopsys, Inc.*	14	3,861
Visa, Inc., Class A†	197	46,063
Western Union Co. (The)†	240	5,513
		648,024
Technology Hardware & Equipment — 11.7%
Amphenol Corp., Class A	5	342
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.†	1,587	$ 217,356
CDW Corp.	43	7,510
Cisco Systems, Inc.†	2,230	118,190
Corning, Inc.†	465	19,018
F5 Networks, Inc.*	13	2,427
Hewlett Packard Enterprise Co.	13	190
HP, Inc.†	767	23,156
Juniper Networks, Inc.	192	5,251
Motorola Solutions, Inc.	1	217
NetApp, Inc.	131	10,718
Seagate Technology Holdings PLC (Ireland)	140	12,310
TE Connectivity Ltd. (Switzerland)	52	7,031
Zebra Technologies Corp., Class A*	1	529
		424,245
Telecommunication Services — 3.7%
AT&T, Inc.†	2,269	65,302
Lumen Technologies, Inc.	10	136
Verizon Communications, Inc.†	1,219	68,300
		133,738
Transportation — 5.5%
CSX Corp.†	1,332	42,731
Expeditors International of Washington, Inc.†	102	12,913
FedEx Corp.†	155	46,241
Kansas City Southern†	1	283
Norfolk Southern Corp.†	87	23,091
Union Pacific Corp.†	57	12,536
United Parcel Service, Inc., Class B†	303	63,015
		200,810
Utilities — 1.1%
AES Corp. (The)	207	5,397
Dominion Energy, Inc.†	488	35,902
NRG Energy, Inc.	3	121
		41,420
TOTAL COMMON STOCKS (Cost $3,892,713)		5,079,978

TOTAL LONG POSITIONS - 140.2% (Cost $3,892,713)		5,079,978

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value

SHORT POSITIONS — (41.5)%
COMMON STOCKS — (41.5)%
Banks — (0.9)%
Citigroup, Inc.	(105)	$ (7,429)
Comerica, Inc.	(24)	(1,712)
Huntington Bancshares, Inc.	(208)	(2,968)
M&T Bank Corp.	(28)	(4,069)
People's United Financial, Inc.	(91)	(1,560)
Truist Financial Corp.	(218)	(12,099)
Zions Bancorp NA	(35)	(1,850)
		(31,687)
Capital Goods — (2.6)%
Boeing Co. (The)*	(119)	(28,508)
Generac Holdings, Inc.*	(12)	(4,982)
General Electric Co.	(316)	(4,253)
IDEX Corp.	(17)	(3,741)
Otis Worldwide Corp.	(89)	(7,277)
PACCAR, Inc.	(72)	(6,426)
Raytheon Technologies Corp.	(319)	(27,214)
Teledyne Technologies, Inc.*	(8)	(3,351)
TransDigm Group, Inc.*	(12)	(7,767)
		(93,519)
Commercial & Professional Services — (1.5)%
Cintas Corp.	(21)	(8,022)
Copart, Inc.*	(54)	(7,119)
Equifax, Inc.	(27)	(6,467)
IHS Markit Ltd. (Bermuda)	(85)	(9,576)
Rollins, Inc.	(123)	(4,206)
Verisk Analytics, Inc.	(35)	(6,115)
Waste Management, Inc.	(90)	(12,610)
		(54,115)
Consumer Durables & Apparel — (1.1)%
DR Horton, Inc.	(76)	(6,868)
NIKE, Inc., Class B	(97)	(14,986)
NVR, Inc.*	(1)	(4,973)
PulteGroup, Inc.	(53)	(2,892)
PVH Corp.*	(5)	(538)
Ralph Lauren Corp.	(16)	(1,885)
VF Corp.	(81)	(6,645)
		(38,787)
Consumer Services — (2.6)%
Booking Holdings, Inc.*	(8)	(17,505)
Carnival Corp. (Panama)*	(238)	(6,274)
Chipotle Mexican Grill, Inc.*	(7)	(10,852)
Darden Restaurants, Inc.	(27)	(3,942)
Domino's Pizza, Inc.	(9)	(4,198)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.*	(31)	$ (5,075)
Hilton Worldwide Holdings, Inc.*	(60)	(7,237)
Las Vegas Sands Corp.*	(161)	(8,483)
Marriott International, Inc., Class A*	(68)	(9,283)
McDonald's Corp.	(6)	(1,386)
MGM Resorts International	(104)	(4,436)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(78)	(2,294)
Royal Caribbean Cruises Ltd. (Liberia)*	(53)	(4,520)
Starbucks Corp.	(63)	(7,044)
Wynn Resorts Ltd.*	(27)	(3,302)
		(95,831)
Diversified Financials — (1.7)%
Bank of New York Mellon Corp. (The)	(185)	(9,478)
Cboe Global Markets, Inc.	(23)	(2,738)
CME Group, Inc.	(62)	(13,186)
MarketAxess Holdings, Inc.	(9)	(4,172)
Moody's Corp.	(25)	(9,059)
MSCI, Inc.	(18)	(9,595)
Northern Trust Corp.	(46)	(5,319)
S&P Global, Inc.	(7)	(2,873)
State Street Corp.	(77)	(6,336)
		(62,756)
Energy — (1.6)%
Cabot Oil & Gas Corp.	(89)	(1,554)
ConocoPhillips	(285)	(17,357)
Devon Energy Corp.	(142)	(4,145)
Diamondback Energy, Inc.	(38)	(3,568)
Marathon Petroleum Corp.	(137)	(8,278)
Phillips 66	(92)	(7,895)
Pioneer Natural Resources Co.	(45)	(7,313)
Valero Energy Corp.	(86)	(6,715)
		(56,825)
Food & Staples Retailing — (0.9)%
Costco Wholesale Corp.	(44)	(17,409)
Kroger Co. (The)	(158)	(6,053)
Sysco Corp.	(106)	(8,242)
		(31,704)
Food, Beverage & Tobacco — (0.7)%
Brown-Forman Corp., Class B	(108)	(8,094)
Hormel Foods Corp.	(114)	(5,444)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	(57)	$ (5,034)
Monster Beverage Corp.*	(52)	(4,750)
PepsiCo, Inc.	(24)	(3,556)
		(26,878)
Health Care Equipment & Services — (5.2)%
ABIOMED, Inc.*	(11)	(3,433)
Align Technology, Inc.*	(19)	(11,609)
Baxter International, Inc.	(107)	(8,614)
Becton Dickinson and Co.	(38)	(9,241)
Boston Scientific Corp.*	(312)	(13,341)
Cardinal Health, Inc.	(62)	(3,540)
Centene Corp.*	(119)	(8,679)
Cooper Cos., Inc. (The)	(13)	(5,152)
DENTSPLY SIRONA, Inc.	(46)	(2,910)
Dexcom, Inc.*	(20)	(8,540)
Edwards Lifesciences Corp.*	(141)	(14,603)
Henry Schein, Inc.*	(30)	(2,226)
Humana, Inc.	(27)	(11,953)
IDEXX Laboratories, Inc.*	(22)	(13,894)
Intuitive Surgical, Inc.*	(28)	(25,750)
ResMed, Inc.	(32)	(7,889)
STERIS PLC (Ireland)	(18)	(3,713)
Stryker Corp.	(43)	(11,168)
Teleflex, Inc.	(12)	(4,821)
Universal Health Services, Inc., Class B	(15)	(2,196)
West Pharmaceutical Services, Inc.	(17)	(6,105)
Zimmer Biomet Holdings, Inc.	(46)	(7,398)
		(186,775)
Household & Personal Products — (0.3)%
Church & Dwight Co., Inc.	(52)	(4,431)
Clorox Co. (The)	(27)	(4,858)
		(9,289)
Insurance — (1.6)%
Allstate Corp. (The)	(15)	(1,957)
American International Group, Inc.	(120)	(5,712)
Assurant, Inc.	(9)	(1,406)
Chubb Ltd. (Switzerland)	(75)	(11,920)
Cincinnati Financial Corp.	(33)	(3,848)
Everest Re Group Ltd. (Bermuda)	(9)	(2,268)
Globe Life, Inc.	(22)	(2,095)
Hartford Financial Services Group, Inc. (The)	(76)	(4,710)
Loews Corp.	(7)	(383)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Principal Financial Group, Inc.	(45)	$ (2,844)
Progressive Corp. (The)	(116)	(11,392)
Travelers Cos., Inc. (The)	(45)	(6,737)
Unum Group	(44)	(1,250)
WR Berkley Corp.	(38)	(2,828)
		(59,350)
Materials — (1.5)%
Air Products & Chemicals, Inc.	(49)	(14,096)
Albemarle Corp.	(26)	(4,380)
Amcor PLC (Jersey)	(67)	(768)
Ball Corp.	(73)	(5,915)
Celanese Corp.	(22)	(3,335)
FMC Corp.	(27)	(2,921)
International Flavors & Fragrances, Inc.	(52)	(7,769)
LyondellBasell Industries NV, Class A (Netherlands)	(68)	(6,995)
Martin Marietta Materials, Inc.	(13)	(4,574)
Vulcan Materials Co.	(29)	(5,048)
		(55,801)
Media & Entertainment — (1.0)%
Live Nation Entertainment, Inc.*	(48)	(4,204)
Walt Disney Co. (The)*	(174)	(30,584)
		(34,788)
Pharmaceuticals, Biotechnology & Life Sciences — (3.1)%
Amgen, Inc.	(14)	(3,413)
Bio-Rad Laboratories, Inc., Class A*	(7)	(4,510)
Bristol-Myers Squibb Co.	(338)	(22,585)
Catalent, Inc.*	(37)	(4,000)
Charles River Laboratories International, Inc.*	(11)	(4,069)
Eli Lilly & Co.	(127)	(29,149)
IQVIA Holdings, Inc.*	(51)	(12,358)
Mettler-Toledo International, Inc.*	(5)	(6,927)
Perrigo Co. PLC (Ireland)	(34)	(1,559)
Thermo Fisher Scientific, Inc.	(4)	(2,018)
Viatris, Inc.	(254)	(3,630)
Zoetis, Inc.	(101)	(18,822)
		(113,040)
Real Estate — (2.7)%
Alexandria Real Estate Equities, Inc., REIT	(7)	(1,274)
AvalonBay Communities, Inc., REIT	(28)	(5,843)
Boston Properties, Inc., REIT	(33)	(3,781)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
Digital Realty Trust, Inc., REIT	(60)	$ (9,028)
Equinix, Inc., REIT	(22)	(17,657)
Equity Residential, REIT	(56)	(4,312)
Essex Property Trust, Inc., REIT	(15)	(4,500)
Extra Space Storage, Inc., REIT	(15)	(2,457)
Federal Realty Investment Trust, REIT	(17)	(1,992)
Healthpeak Properties, Inc., REIT	(116)	(3,862)
Host Hotels & Resorts, Inc., REIT*	(161)	(2,752)
Iron Mountain, Inc., REIT	(61)	(2,582)
Kimco Realty Corp., REIT	(13)	(271)
Mid-America Apartment Communities, Inc., REIT	(12)	(2,021)
Prologis, Inc., REIT	(14)	(1,673)
Public Storage, REIT	(26)	(7,818)
Realty Income Corp., REIT	(79)	(5,272)
Regency Centers Corp., REIT	(37)	(2,371)
Simon Property Group, Inc., REIT	(59)	(7,698)
UDR, Inc., REIT	(64)	(3,135)
Ventas, Inc., REIT	(79)	(4,511)
Vornado Realty Trust, REIT	(41)	(1,913)
		(96,723)
Retailing — (1.0)%
CarMax, Inc.*	(35)	(4,520)
Dollar General Corp.	(48)	(10,387)
Etsy, Inc.*	(29)	(5,969)
Pool Corp.	(9)	(4,128)
Ross Stores, Inc.	(21)	(2,604)
TJX Cos., Inc. (The)	(154)	(10,383)
		(37,991)
Semiconductors & Semiconductor Equipment — (1.5)%
Advanced Micro Devices, Inc.*	(271)	(25,455)
Enphase Energy, Inc.*	(27)	(4,958)
Microchip Technology, Inc.	(41)	(6,139)
Monolithic Power Systems, Inc.	(9)	(3,361)
NVIDIA Corp.	(6)	(4,801)
Xilinx, Inc.	(56)	(8,100)
		(52,814)
Software & Services — (2.5)%
Akamai Technologies, Inc.*	(41)	(4,781)
Citrix Systems, Inc.	(27)	(3,166)
Fidelity National Information Services, Inc.	(133)	(18,842)
FleetCor Technologies, Inc.*	(18)	(4,609)
Fortinet, Inc.*	(42)	(10,004)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Global Payments, Inc.	(66)	$ (12,378)
Intuit, Inc.	(32)	(15,685)
Jack Henry & Associates, Inc.	(17)	(2,780)
Paycom Software, Inc.*	(13)	(4,725)
PTC, Inc.*	(25)	(3,531)
Tyler Technologies, Inc.*	(9)	(4,071)
VeriSign, Inc.*	(30)	(6,831)
		(91,403)
Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(17)	(6,159)
IPG Photonics Corp.*	(12)	(2,529)
Keysight Technologies, Inc.*	(35)	(5,405)
Trimble, Inc.*	(51)	(4,173)
Western Digital Corp.*	(74)	(5,267)
		(23,533)
Telecommunication Services — (1.0)%
T-Mobile US, Inc.*	(242)	(35,049)
Transportation — (0.9)%
Alaska Air Group, Inc.*	(27)	(1,628)
American Airlines Group, Inc.*	(135)	(2,863)
CH Robinson Worldwide, Inc.	(28)	(2,623)
Delta Air Lines, Inc.*	(138)	(5,970)
JB Hunt Transport Services, Inc.	(23)	(3,748)
Old Dominion Freight Line, Inc.	(25)	(6,345)
Southwest Airlines Co.*	(126)	(6,689)
United Airlines Holdings, Inc.*	(68)	(3,556)
		(33,422)
Utilities — (5.0)%
Alliant Energy Corp.	(61)	(3,401)
Ameren Corp.	(62)	(4,962)
American Electric Power Co., Inc.	(124)	(10,489)
American Water Works Co., Inc.	(41)	(6,319)
Atmos Energy Corp.	(30)	(2,883)
CenterPoint Energy, Inc.	(126)	(3,090)
CMS Energy Corp.	(70)	(4,136)
Consolidated Edison, Inc.	(82)	(5,881)
DTE Energy Co.	(46)	(5,962)
Duke Energy Corp.	(163)	(16,091)
Edison International	(90)	(5,204)
Entergy Corp.	(50)	(4,985)
Evergy, Inc.	(50)	(3,022)
Eversource Energy	(82)	(6,580)
Exelon Corp.	(219)	(9,704)
FirstEnergy Corp.	(136)	(5,061)
NextEra Energy, Inc.	(414)	(30,338)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(94)	$ (2,303)
Pinnacle West Capital Corp.	(26)	(2,131)
PPL Corp.	(162)	(4,531)
Public Service Enterprise Group, Inc.	(110)	(6,571)
Sempra Energy	(64)	(8,479)
Southern Co. (The)	(230)	(13,917)
WEC Energy Group, Inc.	(79)	(7,027)
Xcel Energy, Inc.	(133)	(8,762)
		(181,829)
TOTAL COMMON STOCKS (Proceeds $1,294,205)		(1,503,909)

TOTAL SECURITIES SOLD SHORT - (41.5)% (Proceeds $1,294,205)		(1,503,909)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		45,484
NET ASSETS - 100.0%		$3,621,553

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED PLUS FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 173.7%
COMMON STOCKS — 173.7%
Automobiles & Components — 2.0%
BorgWarner, Inc.†	48	$ 2,330
Ford Motor Co.*	3,149	46,794
Gentex Corp.	2,109	69,787
Magna International, Inc. (Canada)†	1,357	125,712
		244,623
Capital Goods — 13.0%
3M Co.†	750	148,973
A.O. Smith Corp.	628	45,254
Advanced Drainage Systems, Inc.†	344	40,100
AECOM*	11	697
AGCO Corp.†	785	102,348
Cummins, Inc.†	171	41,692
EMCOR Group, Inc.	185	22,790
Fortune Brands Home & Security, Inc.†	355	35,362
General Dynamics Corp.†	15	2,824
Honeywell International, Inc.†	58	12,722
Hubbell, Inc.†	258	48,205
Johnson Controls International PLC (Ireland)†	1,269	87,092
Lockheed Martin Corp.†	101	38,213
Masco Corp.†	1,998	117,702
Northrop Grumman Corp.†	354	128,654
Owens Corning†	1,076	105,340
Pentair PLC (Ireland)†	1,771	119,525
Quanta Services, Inc.†	591	53,527
Regal Beloit Corp.†	124	16,555
Roper Technologies, Inc.†	25	11,755
Sensata Technologies Holding PLC (United Kingdom)†*	88	5,101
Snap-on, Inc.†	405	90,489
Stanley Black & Decker, Inc.	55	11,274
Timken Co. (The)	12	967
Toro Co. (The)†	1,016	111,638
Trane Technologies PLC (Ireland)†	577	106,249
Watsco, Inc.†	181	51,882
WW Grainger, Inc.†	40	17,520
		1,574,450
Commercial & Professional Services — 2.4%
Booz Allen Hamilton Holding Corp.†	926	78,877
CACI International, Inc., Class A*	14	3,572
ManpowerGroup, Inc.†	504	59,931
Robert Half International, Inc.†	128	11,388
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Thomson Reuters Corp. (Canada)†	1,183	$ 117,495
TriNet Group, Inc.†*	286	20,729
		291,992
Consumer Durables & Apparel — 7.3%
BRP, Inc., sub-voting shares (Canada)	368	28,837
Brunswick Corp.	97	9,663
Deckers Outdoor Corp.†*	415	159,389
Garmin Ltd. (Switzerland)†	633	91,557
Gildan Activewear, Inc. (Canada)†	1,538	56,783
Mattel, Inc.*	4,465	89,747
Newell Brands, Inc.†	1,628	44,721
Tempur Sealy International, Inc.	1,627	63,762
Whirlpool Corp.†	1,342	292,583
YETI Holdings, Inc.†*	487	44,716
		881,758
Consumer Services — 3.9%
Airbnb, Inc., Class A*	327	50,077
Boyd Gaming Corp.†*	1,877	115,417
McDonald's Corp.†	202	46,660
Service Corp. International	2,042	109,431
Yum! Brands, Inc.†	1,279	147,123
		468,708
Diversified Financials — 4.6%
Affiliated Managers Group, Inc.	47	7,248
Berkshire Hathaway, Inc., Class B†*	705	195,934
BlackRock, Inc.†	102	89,247
Evercore, Inc., Class A	245	34,489
Intercontinental Exchange, Inc.	168	19,942
Invesco Ltd. (Bermuda)†	102	2,726
Nasdaq, Inc.†	478	84,032
T Rowe Price Group, Inc.†	616	121,949
		555,567
Energy — 1.0%
Cimarex Energy Co.	834	60,423
Halliburton Co.†	918	21,224
New Fortress Energy, Inc.	485	18,372
Ovintiv, Inc.	253	7,962
TC Energy Corp. (Canada)	152	7,527
		115,508
Food & Staples Retailing — 4.5%
Albertsons Cos., Inc., Class A	4,368	85,875

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.†	116	$ 9,019
Walmart, Inc.†	3,200	451,264
		546,158
Food, Beverage & Tobacco — 23.5%
Altria Group, Inc.†	4,844	230,962
Archer-Daniels-Midland Co.†	1,658	100,475
Bunge Ltd. (Bermuda)†	2,563	200,298
Campbell Soup Co.†	4,791	218,422
Conagra Brands, Inc.†	4,738	172,368
Constellation Brands, Inc., Class A†	368	86,071
Flowers Foods, Inc.†	2,658	64,324
General Mills, Inc.†	4,824	293,926
Hershey Co. (The)†	1,057	184,108
JM Smucker Co. (The)†	2,417	313,171
Kellogg Co.†	2,921	187,908
Keurig Dr Pepper, Inc.†	4,121	145,224
Kraft Heinz Co. (The)†	6,439	262,582
Mondelez International, Inc., Class A†	2,206	137,743
Philip Morris International, Inc.†	1,843	182,660
Tyson Foods, Inc., Class A†	884	65,204
		2,845,446
Health Care Equipment & Services — 10.1%
Abbott Laboratories†	413	47,879
Acadia Healthcare Co., Inc.*	65	4,079
Alcon, Inc. (Switzerland)	75	5,269
Cerner Corp.	22	1,720
CVS Health Corp.†	1,549	129,249
Danaher Corp.†	166	44,548
HCA Healthcare, Inc.	212	43,829
Hologic, Inc.†*	3,927	262,009
Laboratory Corp. of America Holdings†*	1,297	357,777
Medtronic PLC (Ireland)†	138	17,130
Quest Diagnostics, Inc.†	1,325	174,860
Quidel Corp.†*	1,042	133,501
Universal Health Services, Inc., Class B†	56	8,200
		1,230,050
Household & Personal Products — 5.4%
Clorox Co. (The)†	710	127,736
Colgate-Palmolive Co.†	2,501	203,456
Kimberly-Clark Corp.†	890	119,064
Procter & Gamble Co. (The)†	1,561	210,626
		660,882
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 2.4%
Aon PLC, Class A (Ireland)†	361	$ 86,192
Arthur J Gallagher & Co.	345	48,328
Brown & Brown, Inc.	447	23,753
Marsh & McLennan Cos., Inc.†	838	117,890
Willis Towers Watson PLC (Ireland)	80	18,402
		294,565
Materials — 8.1%
Barrick Gold Corp. (Canada)†	9,124	188,684
Berry Global Group, Inc.*	193	12,587
DuPont de Nemours, Inc.	99	7,664
Eagle Materials, Inc.	56	7,958
Eastman Chemical Co.†	480	56,040
Freeport-McMoRan, Inc.	1,498	55,591
International Paper Co.†	435	26,670
Louisiana-Pacific Corp.†	2,616	157,719
Nucor Corp.†	164	15,732
Nutrien Ltd. (Canada)†	727	44,063
Reliance Steel & Aluminum Co.	374	56,437
Scotts Miracle-Gro Co. (The)†	17	3,263
Sealed Air Corp.†	2,484	147,177
Sherwin-Williams Co. (The)†	166	45,227
Sonoco Products Co.†	203	13,581
Southern Copper Corp.†	2,266	145,749
		984,142
Media & Entertainment — 8.8%
Activision Blizzard, Inc.†	181	17,275
Alphabet, Inc., Class A†*	156	380,919
Charter Communications, Inc., Class A†*	44	31,744
Electronic Arts, Inc.†	67	9,637
Facebook, Inc., Class A†*	663	230,532
Roku, Inc.†*	369	169,463
Shaw Communications, Inc., Class B (Canada)†	1,468	42,454
Take-Two Interactive Software, Inc.†*	27	4,779
ViacomCBS, Inc., Class B†	4,078	184,326
		1,071,129
Pharmaceuticals, Biotechnology & Life Sciences — 20.7%
AbbVie, Inc.†	2,020	227,533
Alexion Pharmaceuticals, Inc.†*	2,556	469,563
Biogen, Inc.†*	539	186,640
Gilead Sciences, Inc.†	5,690	391,813
Illumina, Inc.†*	34	16,089
Jazz Pharmaceuticals PLC (Ireland)†*	166	29,488

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson	380	$ 62,601
Merck & Co., Inc.	1,948	151,496
Organon & Co.*	1	30
PerkinElmer, Inc.†	1,867	288,284
Pfizer, Inc.†	7,563	296,167
Thermo Fisher Scientific, Inc.†	2	1,009
United Therapeutics Corp.†*	1,319	236,642
Vertex Pharmaceuticals, Inc.*	764	154,045
Waters Corp.*	3	1,037
		2,512,437
Real Estate — 0.7%
CBRE Group, Inc., Class A*	184	15,774
Jones Lang LaSalle, Inc.*	9	1,759
Weyerhaeuser Co., REIT†	2,014	69,322
		86,855
Retailing — 12.5%
Advance Auto Parts, Inc.†	345	70,773
Amazon.com, Inc.†*	117	402,499
AutoNation, Inc.†*	590	55,938
AutoZone, Inc.†*	22	32,829
Best Buy Co., Inc.†	80	9,198
Dick's Sporting Goods, Inc.	97	9,718
eBay, Inc.†	623	43,741
Genuine Parts Co.†	1,191	150,626
Home Depot, Inc. (The)†	202	64,416
Kohl's Corp.†	956	52,685
L Brands, Inc.	995	71,700
LKQ Corp.†*	188	9,253
Lowe's Cos., Inc.†	700	135,779
O'Reilly Automotive, Inc.*	5	2,831
Qurate Retail, Inc., Series A	1,095	14,334
Target Corp.†	1,265	305,801
Tractor Supply Co.†	23	4,279
Williams-Sonoma, Inc.†	495	79,027
		1,515,427
Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.†	2,058	115,536
QUALCOMM, Inc.†	540	77,182
		192,718
Software & Services — 13.0%
Accenture PLC, Class A (Ireland)†	48	14,150
Amdocs Ltd. (Guernsey)†	2,448	189,377
Automatic Data Processing, Inc.	223	44,292
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CDK Global, Inc.†	2	$ 99
CGI, Inc. (Canada)†*	552	50,011
International Business Machines Corp.	367	53,799
J2 Global, Inc.*	258	35,488
Mastercard, Inc., Class A†	231	84,336
Maximus, Inc.	141	12,404
Microsoft Corp.†	1,759	476,513
NortonLifeLock, Inc.	1,368	37,237
Open Text Corp. (Canada)	1,367	69,444
Oracle Corp.†	3,021	235,155
Paychex, Inc.†	94	10,086
PayPal Holdings, Inc.†*	274	79,865
SS&C Technologies Holdings, Inc.†	861	62,044
Visa, Inc., Class A†	498	116,442
		1,570,742
Technology Hardware & Equipment — 14.2%
Apple, Inc.†	3,818	522,913
Arrow Electronics, Inc.†*	1,631	185,657
Cisco Systems, Inc.†	4,975	263,675
Corning, Inc.	1,861	76,115
Dell Technologies, Inc., Class C†*	1,016	101,265
HP, Inc.†	6,743	203,571
Jabil, Inc.	774	44,985
Juniper Networks, Inc.†	486	13,292
NetApp, Inc.	197	16,118
Seagate Technology Holdings PLC (Ireland)	1,277	112,287
SYNNEX Corp.†	1,143	139,172
Vontier Corp.	1,195	38,933
		1,717,983
Telecommunication Services — 6.1%
AT&T, Inc.†	6,892	198,352
BCE, Inc. (Canada)†	3,272	161,375
Rogers Communications, Inc., Class B (Canada)†	1,365	72,536
TELUS Corp. (Canada)	36	808
Verizon Communications, Inc.†	5,415	303,402
		736,473
Transportation — 5.3%
Canadian National Railway Co. (Canada)	47	4,959
Expeditors International of Washington, Inc.†	1,993	252,314
FedEx Corp.†	485	144,690

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
JB Hunt Transport Services, Inc.†	1	$ 163
Southwest Airlines Co.*	125	6,636
TFI International, Inc. (Canada)†	488	44,501
United Parcel Service, Inc., Class B†	912	189,669
		642,932
Utilities — 2.6%
Dominion Energy, Inc.†	4,367	321,280
TOTAL COMMON STOCKS (Cost $17,891,011)		21,061,825

TOTAL LONG POSITIONS - 173.7% (Cost $17,891,011)		21,061,825
SHORT POSITIONS — (74.8)%
COMMON STOCKS — (74.8)%
Automobiles & Components — (0.3)%
Fox Factory Holding Corp.*	(40)	(6,226)
Thor Industries, Inc.	(248)	(28,024)
		(34,250)
Banks — (0.6)%
BOK Financial Corp.	(25)	(2,165)
M&T Bank Corp.	(179)	(26,010)
People's United Financial, Inc.	(564)	(9,667)
South State Corp.	(355)	(29,025)
Zions Bancorp NA	(199)	(10,519)
		(77,386)
Capital Goods — (5.8)%
AerCap Holdings NV (Netherlands)*	(1,321)	(67,649)
Axon Enterprise, Inc.*	(183)	(32,354)
AZEK Co., Inc. (The)*	(676)	(28,703)
Ballard Power Systems, Inc. (Canada)*	(363)	(6,578)
Bloom Energy Corp., Class A*	(849)	(22,813)
Boeing Co. (The)*	(856)	(205,063)
Builders FirstSource, Inc.*	(166)	(7,082)
BWX Technologies, Inc.	(845)	(49,111)
Colfax Corp.*	(269)	(12,323)
FuelCell Energy, Inc.*	(2,006)	(17,853)
Mercury Systems, Inc.*	(650)	(43,082)
Nikola Corp.*	(751)	(13,563)
Plug Power, Inc.*	(3,052)	(104,348)
Raytheon Technologies Corp.	(203)	(17,318)
SiteOne Landscape Supply, Inc.*	(85)	(14,387)
Sunrun, Inc.*	(409)	(22,814)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trex Co., Inc.*	(244)	$ (24,939)
Virgin Galactic Holdings, Inc.*	(430)	(19,780)
		(709,760)
Commercial & Professional Services — (1.7)%
ADT, Inc.	(5,562)	(60,014)
Clarivate PLC (Jersey)*	(981)	(27,007)
CoStar Group, Inc.*	(168)	(13,914)
Dun & Bradstreet Holdings, Inc.*	(89)	(1,902)
GFL Environmental, Inc., sub-voting shares (Canada)	(3,207)	(102,367)
		(205,204)
Consumer Durables & Apparel — (2.0)%
Callaway Golf Co.*	(3,558)	(120,011)
PVH Corp.*	(294)	(31,632)
Skechers USA, Inc., Class A*	(1,728)	(86,106)
		(237,749)
Consumer Services — (1.3)%
Aramark	(1,859)	(69,248)
Bright Horizons Family Solutions, Inc.*	(9)	(1,324)
MGM Resorts International	(942)	(40,176)
Planet Fitness, Inc., Class A*	(20)	(1,505)
Wynn Resorts Ltd.*	(372)	(45,496)
		(157,749)
Diversified Financials — (0.3)%
Credit Acceptance Corp.*	(25)	(11,353)
State Street Corp.	(310)	(25,507)
		(36,860)
Energy — (3.3)%
Cameco Corp. (Canada)	(6)	(115)
Cenovus Energy, Inc. (Canada)	(19,492)	(186,733)
Chevron Corp.	(1,741)	(182,352)
ConocoPhillips	(44)	(2,680)
Diamondback Energy, Inc.	(96)	(9,013)
Imperial Oil Ltd. (Canada)	(409)	(12,434)
Pioneer Natural Resources Co.	(15)	(2,438)
		(395,765)
Food & Staples Retailing — (0.1)%
Grocery Outlet Holding Corp.*	(308)	(10,675)
Food, Beverage & Tobacco — (0.3)%
Beyond Meat, Inc.*	(152)	(23,938)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Freshpet, Inc.*	(52)	$ (8,474)
Lamb Weston Holdings, Inc.	(1)	(81)
		(32,493)
Health Care Equipment & Services — (5.5)%
1Life Healthcare, Inc.*	(2,036)	(67,310)
ABIOMED, Inc.*	(6)	(1,873)
Dexcom, Inc.*	(121)	(51,667)
Guardant Health, Inc.*	(658)	(81,717)
HealthEquity, Inc.*	(1,211)	(97,461)
Insulet Corp.*	(245)	(67,255)
iRhythm Technologies, Inc.*	(72)	(4,777)
Masimo Corp.*	(11)	(2,667)
Neogen Corp.*	(194)	(8,932)
Nevro Corp.*	(310)	(51,395)
Oak Street Health, Inc.*	(151)	(8,844)
Penumbra, Inc.*	(410)	(112,364)
Schrodinger, Inc.*	(446)	(33,722)
SmileDirectClub, Inc.*	(4,491)	(38,982)
Tandem Diabetes Care, Inc.*	(455)	(44,317)
		(673,283)
Insurance — (0.4)%
Lincoln National Corp.	(729)	(45,810)
RenaissanceRe Holdings Ltd. (Bermuda)	(2)	(298)
Unum Group	(125)	(3,550)
		(49,658)
Materials — (4.4)%
Air Products & Chemicals, Inc.	(10)	(2,877)
Cleveland-Cliffs, Inc.*	(3,369)	(72,636)
Huntsman Corp.	(532)	(14,109)
International Flavors & Fragrances, Inc.	(1,031)	(154,031)
Largo Resources Ltd. (Canada)*	(72)	(1,123)
Novagold Resources, Inc. (Canada)*	(132)	(1,057)
Steel Dynamics, Inc.	(1,332)	(79,387)
Teck Resources Ltd., Class B (Canada)	(7,933)	(182,776)
United States Steel Corp.	(851)	(20,424)
		(528,420)
Media & Entertainment — (0.6)%
Angi, Inc.*	(1,881)	(25,431)
Magnite, Inc.*	(641)	(21,692)
TripAdvisor, Inc.*	(560)	(22,568)
		(69,691)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (16.7)%
10X Genomics, Inc., Class A*	(56)	$ (10,966)
ACADIA Pharmaceuticals, Inc.*	(1,478)	(36,048)
Acceleron Pharma, Inc.*	(798)	(100,141)
Adaptive Biotechnologies Corp.*	(1,347)	(55,038)
Agios Pharmaceuticals, Inc.*	(160)	(8,818)
Allakos, Inc.*	(759)	(64,796)
Allogene Therapeutics, Inc.*	(1,358)	(35,417)
Alnylam Pharmaceuticals, Inc.*	(723)	(122,563)
Amicus Therapeutics, Inc.*	(1,844)	(17,776)
Arrowhead Pharmaceuticals, Inc.*	(834)	(69,072)
Beam Therapeutics, Inc.*	(110)	(14,158)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(511)	(49,608)
BioMarin Pharmaceutical, Inc.*	(8)	(667)
Bluebird Bio, Inc.*	(748)	(23,921)
Bridgebio Pharma, Inc.*	(2,148)	(130,942)
Catalent, Inc.*	(59)	(6,379)
ChemoCentryx, Inc.*	(570)	(7,632)
Elanco Animal Health, Inc.*	(4,087)	(141,778)
Exact Sciences Corp.*	(693)	(86,147)
Exelixis, Inc.*	(2,341)	(42,653)
Fate Therapeutics, Inc.*	(149)	(12,932)
FibroGen, Inc.*	(917)	(24,420)
Global Blood Therapeutics, Inc.*	(588)	(20,592)
Horizon Therapeutics PLC (Ireland)*	(23)	(2,154)
Intellia Therapeutics, Inc.*	(268)	(43,392)
Invitae Corp.*	(581)	(19,597)
Ionis Pharmaceuticals, Inc.*	(403)	(16,076)
Iovance Biotherapeutics, Inc.*	(862)	(22,429)
Kodiak Sciences, Inc.*	(430)	(39,990)
Mirati Therapeutics, Inc.*	(574)	(92,718)
Natera, Inc.*	(267)	(30,312)
Nektar Therapeutics*	(1,344)	(23,063)
NeoGenomics, Inc.*	(707)	(31,935)
Novavax, Inc.*	(487)	(103,395)
Pacific Biosciences of California, Inc.*	(1,504)	(52,595)
Perrigo Co. PLC (Ireland)	(452)	(20,724)
PTC Therapeutics, Inc.*	(593)	(25,066)
Reata Pharmaceuticals, Inc., Class A*	(158)	(22,362)
Repligen Corp.*	(5)	(998)
Sarepta Therapeutics, Inc.*	(607)	(47,188)
TG Therapeutics, Inc.*	(359)	(13,926)
Turning Point Therapeutics, Inc.*	(286)	(22,314)
Twist Bioscience Corp.*	(7)	(933)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ultragenyx Pharmaceutical, Inc.*	(707)	$ (67,412)
Viatris, Inc.	(12,697)	(181,440)
Vir Biotechnology, Inc.*	(1,268)	(59,951)
		(2,022,434)
Real Estate — (1.9)%
Equinix, Inc., REIT	(22)	(17,657)
Federal Realty Investment Trust, REIT	(69)	(8,085)
Host Hotels & Resorts, Inc., REIT*	(4,354)	(74,410)
Omega Healthcare Investors, Inc., REIT	(9)	(326)
Redfin Corp.*	(205)	(12,999)
Simon Property Group, Inc., REIT	(218)	(28,445)
Ventas, Inc., REIT	(173)	(9,878)
Vornado Realty Trust, REIT	(1,721)	(80,319)
		(232,119)
Retailing — (4.2)%
Burlington Stores, Inc.*	(63)	(20,285)
Carvana Co.*	(75)	(22,636)
Dollar General Corp.	(725)	(156,883)
Dollar Tree, Inc.*	(543)	(54,028)
Floor & Decor Holdings, Inc., Class A*	(483)	(51,053)
Lithia Motors, Inc.	(138)	(47,422)
Macy's, Inc.*	(618)	(11,717)
Nordstrom, Inc.*	(643)	(23,515)
Ollie's Bargain Outlet Holdings, Inc.*	(266)	(22,379)
RH*	(34)	(23,086)
Stitch Fix, Inc., Class A*	(365)	(22,010)
Vroom, Inc.*	(1,402)	(58,688)
		(513,702)
Semiconductors & Semiconductor Equipment — (1.0)%
Cree, Inc.*	(236)	(23,112)
Marvell Technology, Inc.	(964)	(56,230)
Silicon Laboratories, Inc.*	(296)	(45,362)
		(124,704)
Software & Services — (9.7)%
Anaplan, Inc.*	(1,440)	(76,752)
Appfolio, Inc., Class A*	(359)	(50,691)
Avalara, Inc.*	(93)	(15,047)
Bill.com Holdings, Inc.*	(10)	(1,832)
BlackBerry Ltd. (Canada)*	(6,639)	(81,129)
Blackline, Inc.*	(60)	(6,676)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Ceridian HCM Holding, Inc.*	(459)	$ (44,027)
Cloudera, Inc.*	(3,037)	(48,167)
Coupa Software, Inc.*	(51)	(13,368)
Datadog, Inc., Class A*	(62)	(6,453)
Dynatrace, Inc.*	(56)	(3,272)
Elastic NV (Netherlands)*	(91)	(13,264)
Envestnet, Inc.*	(75)	(5,690)
Euronet Worldwide, Inc.*	(268)	(36,274)
Everbridge, Inc.*	(203)	(27,624)
Fastly, Inc., Class A*	(205)	(12,218)
FireEye, Inc.*	(818)	(16,540)
Global Payments, Inc.	(26)	(4,876)
Guidewire Software, Inc.*	(579)	(65,265)
LiveRamp Holdings, Inc.*	(174)	(8,152)
Manhattan Associates, Inc.*	(48)	(6,952)
Medallia, Inc.*	(2,586)	(87,277)
MongoDB, Inc.*	(1)	(362)
New Relic, Inc.*	(125)	(8,371)
Nutanix, Inc., Class A*	(4,321)	(165,149)
Okta, Inc.*	(75)	(18,351)
Paycom Software, Inc.*	(5)	(1,817)
Paylocity Holding Corp.*	(49)	(9,349)
Pegasystems, Inc.	(120)	(16,703)
Q2 Holdings, Inc.*	(147)	(15,079)
RingCentral, Inc., Class A*	(77)	(22,375)
Smartsheet, Inc., Class A*	(530)	(38,330)
SolarWinds Corp.*	(504)	(8,513)
Splunk, Inc.*	(369)	(53,350)
Switch, Inc., Class A	(2,394)	(50,537)
Twilio, Inc., Class A*	(46)	(18,131)
Varonis Systems, Inc.*	(12)	(691)
WEX, Inc.*	(418)	(81,050)
Workday, Inc., Class A*	(119)	(28,410)
Zendesk, Inc.*	(98)	(14,145)
		(1,182,259)
Technology Hardware & Equipment — (1.3)%
3D Systems Corp.*	(517)	(20,664)
Pure Storage, Inc., Class A*	(3,969)	(77,515)
Western Digital Corp.*	(923)	(65,690)
		(163,869)
Transportation — (2.8)%
Lyft, Inc., Class A*	(3,026)	(183,013)
Uber Technologies, Inc.*	(3,018)	(151,262)
		(334,275)

GOTHAM HEDGED PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (10.6)%
Algonquin Power & Utilities Corp. (Canada)	(198)	$ (2,946)
Ameren Corp.	(643)	(51,466)
American Electric Power Co., Inc.	(209)	(17,679)
American Water Works Co., Inc.	(18)	(2,774)
Atmos Energy Corp.	(385)	(37,002)
Avangrid, Inc.	(963)	(49,527)
Black Hills Corp.	(366)	(24,021)
Brookfield Renewable Corp., Class A (Canada)	(1,023)	(42,905)
CenterPoint Energy, Inc.	(2,997)	(73,487)
Consolidated Edison, Inc.	(169)	(12,121)
Edison International	(1,939)	(112,113)
Entergy Corp.	(883)	(88,035)
Essential Utilities, Inc.	(1,184)	(54,109)
Eversource Energy	(1,030)	(82,647)
NextEra Energy, Inc.	(590)	(43,235)
NiSource, Inc.	(4,055)	(99,348)
OGE Energy Corp.	(1,959)	(65,920)
Ormat Technologies, Inc.	(35)	(2,434)
Pinnacle West Capital Corp.	(759)	(62,215)
PPL Corp.	(3,719)	(104,020)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(550)	$ (72,864)
Southwest Gas Holdings, Inc.	(85)	(5,626)
Vistra Corp.	(7,410)	(137,456)
WEC Energy Group, Inc.	(293)	(26,062)
Xcel Energy, Inc.	(192)	(12,649)
		(1,282,661)
TOTAL COMMON STOCKS (Proceeds $9,415,600)		(9,074,966)

TOTAL SECURITIES SOLD SHORT - (74.8)% (Proceeds $9,415,600)		(9,074,966)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		137,123
NET ASSETS - 100.0%		$12,123,982

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 97.3%
Automobiles & Components — 3.0%
Adient PLC (Ireland)*	57	$ 2,576
Fox Factory Holding Corp.*	23	3,580
Gentex Corp.(a)	679	22,468
Goodyear Tire & Rubber Co. (The)*	327	5,608
Harley-Davidson, Inc.(a)	219	10,035
		44,267
Capital Goods — 8.6%
A.O. Smith Corp.(a)	109	7,855
AGCO Corp.	3	391
Caterpillar, Inc.	21	4,570
Chart Industries, Inc.*	10	1,463
Crane Co.	54	4,988
Cummins, Inc.	5	1,219
Curtiss-Wright Corp.	2	238
Ingersoll Rand, Inc.(a)*	221	10,787
ITT, Inc.	4	366
John Bean Technologies Corp.	6	856
Johnson Controls International PLC (Ireland)	191	13,108
MasTec, Inc.*	17	1,804
Nordson Corp.	4	878
Northrop Grumman Corp.(a)	72	26,167
Oshkosh Corp.(a)	67	8,351
Owens Corning(a)	93	9,105
Pentair PLC (Ireland)	19	1,282
Resideo Technologies, Inc.*	2	60
SiteOne Landscape Supply, Inc.*	5	846
Snap-on, Inc.	28	6,256
Stanley Black & Decker, Inc.(a)	60	12,299
Teledyne Technologies, Inc.*	3	1,257
Toro Co. (The)(a)	113	12,416
		126,562
Commercial & Professional Services — 2.7%
ASGN, Inc.*	2	194
Nielsen Holdings PLC (United Kingdom)	585	14,432
Ritchie Bros Auctioneers, Inc. (Canada)	1	59
Rollins, Inc.	165	5,643
Stantec, Inc. (Canada)	5	223
Thomson Reuters Corp. (Canada)	199	19,765
		40,316
Consumer Durables & Apparel — 5.8%
BRP, Inc., sub-voting shares (Canada)	41	3,213
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Brunswick Corp.(a)	107	$ 10,659
Mattel, Inc.(a)*	712	14,311
Mohawk Industries, Inc.*	10	1,922
Polaris, Inc.	41	5,615
Sonos, Inc.(a)*	905	31,883
Under Armour, Inc., Class C*	171	3,176
Whirlpool Corp.(a)	69	15,044
		85,823
Consumer Services — 3.9%
Boyd Gaming Corp.(a)*	194	11,929
Darden Restaurants, Inc.	26	3,796
Grand Canyon Education, Inc.(a)*	102	9,177
International Game Technology PLC (United Kingdom)*	281	6,733
Penn National Gaming, Inc.*	4	306
Service Corp. International(a)	162	8,682
Texas Roadhouse, Inc.(a)	105	10,101
Vail Resorts, Inc.*	18	5,697
Wendy's Co. (The)	3	70
Yum! Brands, Inc.	10	1,150
		57,641
Energy — 6.4%
Cabot Oil & Gas Corp.(a)	986	17,216
Canadian Natural Resources Ltd. (Canada)	73	2,648
Cimarex Energy Co.(a)	144	10,433
Continental Resources, Inc.(a)	219	8,329
EOG Resources, Inc.(a)	214	17,856
Hess Corp.(a)	218	19,036
Kinder Morgan, Inc.	101	1,841
Marathon Oil Corp.	173	2,356
Ovintiv, Inc.(a)	331	10,417
PDC Energy, Inc.	32	1,465
TC Energy Corp. (Canada)	41	2,030
		93,627
Food, Beverage & Tobacco — 3.9%
Archer-Daniels-Midland Co.(a)	171	10,362
Bunge Ltd. (Bermuda)	170	13,285
Constellation Brands, Inc., Class A	2	468
Darling Ingredients, Inc.(a)*	146	9,855
Flowers Foods, Inc.	3	73
Hershey Co. (The)(a)	71	12,367
Kraft Heinz Co. (The)(a)	281	11,459
		57,869

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 8.4%
Acadia Healthcare Co., Inc.(a)*	217	$ 13,617
Amedisys, Inc.*	6	1,469
Change Healthcare, Inc.*	104	2,396
Cigna Corp.	6	1,422
Cooper Cos., Inc. (The)	3	1,189
Danaher Corp.(a)	71	19,053
DENTSPLY SIRONA, Inc.	4	253
Ensign Group, Inc. (The)	15	1,300
Envista Holdings Corp.(a)*	415	17,932
HCA Healthcare, Inc.	5	1,034
ICU Medical, Inc.*	12	2,470
Integra LifeSciences Holdings Corp.*	29	1,979
Laboratory Corp. of America Holdings(a)*	83	22,895
LHC Group, Inc.*	3	601
Merit Medical Systems, Inc.*	4	259
Omnicell, Inc.(a)*	7	1,060
Quest Diagnostics, Inc.	7	924
Quidel Corp.(a)*	264	33,824
		123,677
Materials — 14.2%
Alcoa Corp.(a)*	306	11,273
Ashland Global Holdings, Inc.(a)	94	8,225
Avery Dennison Corp.	26	5,466
Axalta Coating Systems Ltd. (Bermuda)*	59	1,799
Barrick Gold Corp. (Canada)	1,208	24,981
CF Industries Holdings, Inc.	1	51
Dow, Inc.	21	1,329
DuPont de Nemours, Inc.(a)	316	24,462
Eagle Materials, Inc.	21	2,984
Freeport-McMoRan, Inc.(a)	727	26,979
Kinross Gold Corp. (Canada)	1,025	6,509
Kirkland Lake Gold Ltd. (Canada)	33	1,271
Louisiana-Pacific Corp.(a)	505	30,446
Mosaic Co. (The)(a)	258	8,233
Newmont Corp.	44	2,789
Olin Corp.(a)	138	6,384
PPG Industries, Inc.	1	170
Reliance Steel & Aluminum Co.	10	1,509
Royal Gold, Inc.	10	1,141
Southern Copper Corp.(a)	306	19,682
Vulcan Materials Co.(a)	65	11,315
Westlake Chemical Corp.(a)	132	11,892
		208,890
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 3.6%
Activision Blizzard, Inc.(a)	42	$ 4,009
Altice USA, Inc., Class A*	67	2,287
DISH Network Corp., Class A*	25	1,045
fuboTV, Inc.*	54	1,734
Interpublic Group of Cos., Inc. (The)(a)	236	7,668
New York Times Co. (The), Class A(a)	46	2,003
News Corp., Class A	23	593
Snap, Inc., Class A*	46	3,134
Take-Two Interactive Software, Inc.(a)*	167	29,562
World Wrestling Entertainment, Inc., Class A	12	695
		52,730
Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
Bio-Rad Laboratories, Inc., Class A(a)*	5	3,221
Blueprint Medicines Corp.(a)*	163	14,338
Bruker Corp.(a)	97	7,370
PerkinElmer, Inc.(a)	163	25,169
Pfizer, Inc.(a)	647	25,337
Sage Therapeutics, Inc.(a)*	149	8,465
United Therapeutics Corp.*	6	1,076
Vertex Pharmaceuticals, Inc.(a)*	148	29,841
		114,817
Retailing — 8.3%
Advance Auto Parts, Inc.(a)	67	13,745
AutoNation, Inc.(a)*	121	11,472
Dick's Sporting Goods, Inc.	22	2,204
Five Below, Inc.*	5	966
LKQ Corp.(a)*	519	25,545
Macy's, Inc.*	20	379
Ollie's Bargain Outlet Holdings, Inc.*	35	2,945
Penske Automotive Group, Inc.	2	151
Qurate Retail, Inc., Series A(a)	647	8,469
Target Corp.(a)	101	24,416
Ulta Beauty, Inc.*	5	1,729
Wayfair, Inc., Class A(a)*	92	29,045
Williams-Sonoma, Inc.	3	479
		121,545
Semiconductors & Semiconductor Equipment — 7.4%
Analog Devices, Inc.(a)	133	22,897
Applied Materials, Inc.(a)	32	4,557
Broadcom, Inc.(a)	57	27,180

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Brooks Automation, Inc.	2	$ 191
Cirrus Logic, Inc.*	3	255
MKS Instruments, Inc.(a)	47	8,364
NXP Semiconductors NV (Netherlands)	107	22,012
Power Integrations, Inc.	9	738
Qorvo, Inc.(a)*	94	18,391
Synaptics, Inc.(a)*	31	4,823
		109,408
Software & Services — 3.1%
C3.ai, Inc., Class A*	11	688
CGI, Inc. (Canada)*	23	2,084
Cloudera, Inc.*	311	4,932
DocuSign, Inc.(a)*	71	19,849
DXC Technology Co.*	164	6,386
Elastic NV (Netherlands)*	10	1,458
Everbridge, Inc.*	3	408
Fiserv, Inc.*	12	1,283
International Business Machines Corp.	20	2,932
Maximus, Inc.	46	4,047
MongoDB, Inc.*	1	362
Nutanix, Inc., Class A*	6	229
SS&C Technologies Holdings, Inc.	3	216
		44,874
Technology Hardware & Equipment — 7.1%
3D Systems Corp.*	146	5,836
Ciena Corp.*	51	2,901
Coherent, Inc.(a)*	60	15,860
Corning, Inc.	102	4,172
Hewlett Packard Enterprise Co.	161	2,347
HP, Inc.(a)	330	9,963
Keysight Technologies, Inc.(a)*	13	2,007
NCR Corp.*	3	137
NetApp, Inc.(a)	152	12,437
Seagate Technology Holdings PLC (Ireland)	18	1,583
SYNNEX Corp.(a)	114	13,881
Ubiquiti, Inc.(a)	35	10,927
Vontier Corp.(a)	663	21,600
		103,651
Telecommunication Services — 0.0%
BCE, Inc. (Canada)	6	296
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 3.1%
Expeditors International of Washington, Inc.	42	$ 5,317
FedEx Corp.	34	10,143
Old Dominion Freight Line, Inc.	18	4,568
Saia, Inc.*	9	1,885
Schneider National, Inc., Class B	41	893
United Parcel Service, Inc., Class B(a)	110	22,877
		45,683
TOTAL COMMON STOCKS (Cost $1,383,816)		1,431,676
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		39,767
NET ASSETS - 100.0%		$1,471,443

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2021
The Fund maintains a portfolio of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between May 4, 2022 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (146.6)% of net assets as of June 30, 2021.
The following table represents the individual short positions and related values of total return swaps as of June 30, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Lear Corp.	Morgan Stanley	(15)	$(2,953)	$(2,629)	$351
Capital Goods
Advanced Drainage Systems, Inc.	Morgan Stanley	(2)	(233)	(233)	(1)
Axon Enterprise, Inc.	Morgan Stanley	(37)	(4,998)	(6,542)	(1,546)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(765)	(11,765)	(13,862)	(2,102)
Bloom Energy Corp., Class A	Morgan Stanley	(65)	(1,741)	(1,747)	(6)
Boeing Co. (The)	Morgan Stanley	(103)	(25,534)	(24,675)	849
Builders FirstSource, Inc.	Morgan Stanley	(39)	(2,002)	(1,664)	337
BWX Technologies, Inc.	Morgan Stanley	(112)	(7,459)	(6,509)	934
Carrier Global Corp.	Morgan Stanley	(10)	(485)	(486)	(2)
Colfax Corp.	Morgan Stanley	(63)	(2,836)	(2,886)	(51)
FuelCell Energy, Inc.	Morgan Stanley	(245)	(3,832)	(2,180)	1,649
Hexcel Corp.	Morgan Stanley	(21)	(1,299)	(1,310)	(14)
Mercury Systems, Inc.	Morgan Stanley	(50)	(3,890)	(3,314)	574
Navistar International Corp.	Morgan Stanley	(12)	(533)	(534)	(2)
Rexnord Corp.	Morgan Stanley	(120)	(6,089)	(6,005)	75
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(856)	(40,853)	(40,395)	434
Sunrun, Inc.	Morgan Stanley	(35)	(1,571)	(1,952)	(552)
TransDigm Group, Inc.	Morgan Stanley	(58)	(35,024)	(37,543)	(2,533)
Trex Co., Inc.	Morgan Stanley	(85)	(8,482)	(8,688)	(210)
UFP Industries, Inc.	Morgan Stanley	(103)	(8,535)	(7,657)	862
		(2,781)	(167,161)	(168,182)	(1,305)
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(1,890)	(16,435)	(20,393)	(4,220)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(1)	(88)	(85)	15
Cintas Corp.	Morgan Stanley	(15)	(5,656)	(5,730)	(77)
CoStar Group, Inc.	Morgan Stanley	(310)	(26,263)	(25,674)	578
MSA Safety, Inc.	Morgan Stanley	(13)	(2,173)	(2,153)	18
Science Applications International Corp.	Morgan Stanley	(3)	(277)	(263)	13
TransUnion	Morgan Stanley	(15)	(1,612)	(1,647)	(37)
		(2,247)	(52,504)	(55,945)	(3,710)
Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(95)	(3,253)	(3,204)	47
Crocs, Inc.	Morgan Stanley	(21)	(2,413)	(2,447)	(36)
Deckers Outdoor Corp.	Morgan Stanley	(3)	(1,135)	(1,152)	(18)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(10)	(2,242)	(2,281)	(41)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Peloton Interactive, Inc., Class A	Morgan Stanley	(260)	$(25,300)	$(32,245)	$(6,956)
VF Corp.	Morgan Stanley	(27)	(2,196)	(2,215)	(21)
		(416)	(36,539)	(43,544)	(7,025)
Consumer Services
Aramark	Morgan Stanley	(547)	(20,498)	(20,376)	61
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(66)	(10,972)	(9,709)	1,258
Carnival Corp. (Panama)	Morgan Stanley	(210)	(6,046)	(5,536)	508
Chipotle Mexican Grill, Inc.	Morgan Stanley	(1)	(1,546)	(1,550)	(6)
MGM Resorts International	Morgan Stanley	(471)	(18,924)	(20,088)	(1,174)
Planet Fitness, Inc., Class A	Morgan Stanley	(75)	(5,706)	(5,644)	59
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(36)	(3,130)	(3,070)	40
Shake Shack, Inc., Class A	Morgan Stanley	(6)	(670)	(642)	27
Wingstop, Inc.	Morgan Stanley	(1)	(158)	(158)	—
		(1,413)	(67,650)	(66,773)	773
Energy
Antero Midstream Corp.	Morgan Stanley	(82)	(847)	(852)	(5)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	(3,333)	(28,712)	(31,930)	(3,265)
Cheniere Energy, Inc.	Morgan Stanley	(262)	(19,011)	(22,726)	(3,824)
Devon Energy Corp.	Morgan Stanley	(149)	(3,931)	(4,349)	(471)
Diamondback Energy, Inc.	Morgan Stanley	(500)	(40,174)	(46,945)	(6,907)
Enbridge, Inc. (Canada)	Morgan Stanley	(12)	(483)	(480)	2
Halliburton Co.	Morgan Stanley	(35)	(853)	(809)	50
HollyFrontier Corp.	Morgan Stanley	(21)	(768)	(691)	129
New Fortress Energy, Inc.	Morgan Stanley	(21)	(852)	(795)	56
Occidental Petroleum Corp.	Morgan Stanley	(854)	(25,547)	(26,705)	(1,168)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(41)	(1,352)	(1,303)	42
Pioneer Natural Resources Co.	Morgan Stanley	(267)	(42,730)	(43,393)	(828)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(78)	(809)	(706)	103
Valero Energy Corp.	Morgan Stanley	(2)	(155)	(156)	(2)
		(5,657)	(166,224)	(181,840)	(16,088)
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(65)	(3,075)	(3,093)	(20)
Casey's General Stores, Inc.	Morgan Stanley	(35)	(7,013)	(6,812)	197
Costco Wholesale Corp.	Morgan Stanley	(44)	(16,914)	(17,409)	(502)
Kroger Co. (The)	Morgan Stanley	(258)	(10,021)	(9,884)	132
		(402)	(37,023)	(37,198)	(193)
Food, Beverage & Tobacco
Beyond Meat, Inc.	Morgan Stanley	(19)	(2,806)	(2,992)	(188)
Brown-Forman Corp., Class B	Morgan Stanley	(52)	(4,029)	(3,897)	125
Freshpet, Inc.	Morgan Stanley	(10)	(1,684)	(1,630)	53
Hormel Foods Corp.	Morgan Stanley	(49)	(2,404)	(2,340)	63
Ingredion, Inc.	Morgan Stanley	(1)	(97)	(90)	38
Lamb Weston Holdings, Inc.	Morgan Stanley	(192)	(15,660)	(15,487)	140
Post Holdings, Inc.	Morgan Stanley	(70)	(8,134)	(7,593)	538
		(393)	(34,814)	(34,029)	769
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(60)	(2,046)	(1,984)	61

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
ABIOMED, Inc.	Morgan Stanley	(32)	$(9,748)	$(9,988)	$(244)
Cardinal Health, Inc.	Morgan Stanley	(756)	(42,245)	(43,160)	(1,587)
Centene Corp.	Morgan Stanley	(6)	(443)	(438)	4
Covetrus, Inc.	Morgan Stanley	(95)	(3,267)	(2,565)	700
DaVita, Inc.	Morgan Stanley	(2)	(248)	(241)	6
Dexcom, Inc.	Morgan Stanley	(108)	(38,812)	(46,116)	(7,320)
Edwards Lifesciences Corp.	Morgan Stanley	(41)	(4,030)	(4,246)	(218)
Guardant Health, Inc.	Morgan Stanley	(131)	(18,771)	(16,269)	2,495
Humana, Inc.	Morgan Stanley	(9)	(3,980)	(3,984)	(7)
IDEXX Laboratories, Inc.	Morgan Stanley	(2)	(1,199)	(1,263)	(65)
Inari Medical, Inc.	Morgan Stanley	(2)	(180)	(187)	(8)
Inovalon Holdings, Inc., Class A	Morgan Stanley	(63)	(2,013)	(2,147)	(136)
Inspire Medical Systems, Inc.	Morgan Stanley	(19)	(3,340)	(3,672)	(333)
Insulet Corp.	Morgan Stanley	(73)	(18,714)	(20,039)	(1,333)
Masimo Corp.	Morgan Stanley	(11)	(2,681)	(2,667)	12
Oak Street Health, Inc.	Morgan Stanley	(2)	(118)	(117)	—
Penumbra, Inc.	Morgan Stanley	(11)	(2,910)	(3,015)	(106)
Progyny, Inc.	Morgan Stanley	(166)	(10,298)	(9,794)	499
ResMed, Inc.	Morgan Stanley	(90)	(19,030)	(22,187)	(3,165)
STERIS PLC (Ireland)	Morgan Stanley	(17)	(3,398)	(3,507)	(111)
Teladoc Health, Inc.	Morgan Stanley	(17)	(3,751)	(2,827)	970
Universal Health Services, Inc., Class B	Morgan Stanley	(111)	(16,900)	(16,254)	635
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(53)	(9,371)	(8,523)	831
		(1,877)	(217,493)	(225,190)	(8,420)
Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(6)	(1,082)	(1,079)	1
Kimberly-Clark Corp.	Morgan Stanley	(38)	(5,048)	(5,084)	(39)
		(44)	(6,130)	(6,163)	(38)
Materials
Ball Corp.	Morgan Stanley	(440)	(39,265)	(35,649)	3,483
FMC Corp.	Morgan Stanley	(68)	(8,067)	(7,358)	839
International Flavors & Fragrances, Inc.	Morgan Stanley	(293)	(41,319)	(43,774)	(2,697)
Quaker Chemical Corp.	Morgan Stanley	(1)	(232)	(237)	(5)
Silgan Holdings, Inc.	Morgan Stanley	(40)	(1,717)	(1,660)	50
Steel Dynamics, Inc.	Morgan Stanley	(373)	(16,921)	(22,231)	(5,499)
United States Steel Corp.	Morgan Stanley	(104)	(2,957)	(2,496)	459
Valvoline, Inc.	Morgan Stanley	(609)	(15,888)	(19,768)	(3,996)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(5,567)	(25,215)	(23,493)	1,438
		(7,495)	(151,581)	(156,666)	(5,928)
Media & Entertainment
Bumble, Inc., Class A	Morgan Stanley	(10)	(457)	(576)	(119)
Live Nation Entertainment, Inc.	Morgan Stanley	(4)	(352)	(350)	1
Magnite, Inc.	Morgan Stanley	(25)	(987)	(846)	140
Match Group, Inc.	Morgan Stanley	(77)	(12,340)	(12,416)	(81)
Sirius XM Holdings, Inc.	Morgan Stanley	(1,931)	(12,781)	(12,629)	146
TripAdvisor, Inc.	Morgan Stanley	(69)	(3,117)	(2,781)	334
Walt Disney Co. (The)	Morgan Stanley	(66)	(11,424)	(11,601)	(182)
		(2,182)	(41,458)	(41,199)	239

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(49)	$(7,192)	$(9,595)	$(2,406)
Avantor, Inc.	Morgan Stanley	(217)	(7,287)	(7,706)	(422)
Beam Therapeutics, Inc.	Morgan Stanley	(6)	(514)	(772)	(259)
Biogen, Inc.	Morgan Stanley	(22)	(8,725)	(7,618)	1,103
Bristol-Myers Squibb Co.	Morgan Stanley	(107)	(7,154)	(7,150)	1
Denali Therapeutics, Inc.	Morgan Stanley	(10)	(722)	(784)	(64)
Eli Lilly & Co.	Morgan Stanley	(62)	(14,289)	(14,230)	53
Exact Sciences Corp.	Morgan Stanley	(45)	(4,933)	(5,594)	(663)
Exelixis, Inc.	Morgan Stanley	(685)	(15,354)	(12,481)	3,006
Fate Therapeutics, Inc.	Morgan Stanley	(5)	(412)	(434)	(22)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(66)	(6,129)	(6,180)	(55)
Invitae Corp.	Morgan Stanley	(47)	(2,341)	(1,585)	754
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(242)	(11,880)	(9,653)	2,221
Iovance Biotherapeutics, Inc.	Morgan Stanley	(80)	(2,766)	(2,082)	683
Medpace Holdings, Inc.	Morgan Stanley	(15)	(2,673)	(2,649)	21
Merck & Co., Inc.	Morgan Stanley	(63)	(4,883)	(4,899)	(19)
Mirati Therapeutics, Inc.	Morgan Stanley	(3)	(492)	(485)	6
Organon & Co.	Morgan Stanley	(49)	(1,473)	(1,483)	(11)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(72)	(3,258)	(3,301)	(62)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(2)	(284)	(283)	—
Repligen Corp.	Morgan Stanley	(15)	(2,886)	(2,994)	(110)
Seagen, Inc.	Morgan Stanley	(35)	(5,402)	(5,526)	(127)
TG Therapeutics, Inc.	Morgan Stanley	(5)	(187)	(194)	(8)
Viatris, Inc.	Morgan Stanley	(570)	(8,428)	(8,145)	213
Vir Biotechnology, Inc.	Morgan Stanley	(336)	(10,197)	(15,886)	(5,694)
Zoetis, Inc.	Morgan Stanley	(27)	(5,012)	(5,032)	(22)
		(2,835)	(134,873)	(136,741)	(1,883)
Retailing
CarMax, Inc.	Morgan Stanley	(194)	(24,894)	(25,055)	(171)
Carvana Co.	Morgan Stanley	(8)	(2,155)	(2,415)	(261)
Dollar General Corp.	Morgan Stanley	(123)	(25,344)	(26,616)	(1,283)
Dollar Tree, Inc.	Morgan Stanley	(42)	(4,215)	(4,179)	34
eBay, Inc.	Morgan Stanley	(47)	(3,291)	(3,300)	(11)
Home Depot, Inc. (The)	Morgan Stanley	(2)	(639)	(638)	—
Leslie's, Inc.	Morgan Stanley	(178)	(4,814)	(4,893)	(82)
Lowe's Cos., Inc.	Morgan Stanley	(43)	(8,292)	(8,341)	(53)
Vroom, Inc.	Morgan Stanley	(23)	(984)	(963)	20
		(660)	(74,628)	(76,400)	(1,807)
Semiconductors & Semiconductor Equipment
Cree, Inc.	Morgan Stanley	(29)	(2,936)	(2,840)	94
Enphase Energy, Inc.	Morgan Stanley	(117)	(17,025)	(21,485)	(4,467)
First Solar, Inc.	Morgan Stanley	(14)	(1,284)	(1,267)	16
Marvell Technology, Inc.	Morgan Stanley	(321)	(16,444)	(18,724)	(2,287)
Monolithic Power Systems, Inc.	Morgan Stanley	(5)	(1,742)	(1,867)	(129)
NVIDIA Corp.	Morgan Stanley	(60)	(41,951)	(48,006)	(6,075)
Silicon Laboratories, Inc.	Morgan Stanley	(89)	(12,768)	(13,639)	(876)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Teradyne, Inc.	Morgan Stanley	(5)	$(668)	$(670)	$(2)
Xilinx, Inc.	Morgan Stanley	(40)	(5,179)	(5,786)	(609)
		(680)	(99,997)	(114,284)	(14,335)
Software & Services
Alteryx, Inc., Class A	Morgan Stanley	(116)	(17,029)	(9,978)	8,661
Anaplan, Inc.	Morgan Stanley	(241)	(14,057)	(12,845)	1,206
Appfolio, Inc., Class A	Morgan Stanley	(16)	(2,101)	(2,259)	(159)
BlackBerry Ltd. (Canada)	Morgan Stanley	(1,438)	(13,193)	(17,572)	(4,385)
Cerence, Inc.	Morgan Stanley	(12)	(1,387)	(1,281)	103
Ceridian HCM Holding, Inc.	Morgan Stanley	(329)	(30,308)	(31,558)	(1,262)
Citrix Systems, Inc.	Morgan Stanley	(176)	(21,106)	(20,639)	394
Coupa Software, Inc.	Morgan Stanley	(12)	(3,168)	(3,145)	21
Dolby Laboratories, Inc., Class A	Morgan Stanley	(7)	(694)	(688)	5
Dynatrace, Inc.	Morgan Stanley	(20)	(1,081)	(1,168)	(88)
Euronet Worldwide, Inc.	Morgan Stanley	(3)	(474)	(406)	417
Fastly, Inc., Class A	Morgan Stanley	(48)	(3,951)	(2,861)	1,088
Fortinet, Inc.	Morgan Stanley	(24)	(5,472)	(5,717)	(247)
Globant S.A. (Luxembourg)	Morgan Stanley	(1)	(222)	(219)	2
GoDaddy, Inc., Class A	Morgan Stanley	(55)	(4,689)	(4,783)	(96)
Guidewire Software, Inc.	Morgan Stanley	(117)	(13,380)	(13,188)	81
Jack Henry & Associates, Inc.	Morgan Stanley	(14)	(2,312)	(2,289)	21
McAfee Corp., Class A	Morgan Stanley	(151)	(4,244)	(4,231)	(5)
Okta, Inc.	Morgan Stanley	(75)	(16,883)	(18,351)	(1,475)
Paycom Software, Inc.	Morgan Stanley	(16)	(5,547)	(5,816)	(272)
Paylocity Holding Corp.	Morgan Stanley	(10)	(1,792)	(1,908)	(117)
Rackspace Technology, Inc.	Morgan Stanley	(168)	(4,298)	(3,294)	1,047
RingCentral, Inc., Class A	Morgan Stanley	(65)	(18,834)	(18,888)	(61)
Sabre Corp.	Morgan Stanley	(202)	(2,863)	(2,521)	340
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	(112)	(5,005)	(5,720)	(717)
Shift4 Payments, Inc., Class A	Morgan Stanley	(29)	(2,667)	(2,718)	(53)
SolarWinds Corp.	Morgan Stanley	(425)	(7,159)	(7,178)	(23)
Splunk, Inc.	Morgan Stanley	(192)	(36,865)	(27,759)	9,329
Trade Desk, Inc. (The), Class A	Morgan Stanley	(193)	(11,425)	(14,930)	(3,511)
Twilio, Inc., Class A	Morgan Stanley	(36)	(11,246)	(14,190)	(2,949)
Tyler Technologies, Inc.	Morgan Stanley	(12)	(5,213)	(5,428)	(218)
WEX, Inc.	Morgan Stanley	(125)	(25,166)	(24,237)	918
Workday, Inc., Class A	Morgan Stanley	(13)	(2,934)	(3,104)	(171)
		(4,453)	(296,765)	(290,869)	7,824
Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(33)	(11,414)	(11,956)	(548)
CDW Corp.	Morgan Stanley	(1)	(176)	(175)	1
IPG Photonics Corp.	Morgan Stanley	(2)	(424)	(422)	2
Itron, Inc.	Morgan Stanley	(7)	(699)	(700)	(2)
Jabil, Inc.	Morgan Stanley	(7)	(403)	(407)	(4)
Juniper Networks, Inc.	Morgan Stanley	(21)	(601)	(574)	30
National Instruments Corp.	Morgan Stanley	(150)	(6,080)	(6,342)	(274)
Pure Storage, Inc., Class A	Morgan Stanley	(79)	(1,975)	(1,543)	866

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Trimble, Inc.	Morgan Stanley	(8)	$(657)	$(655)	$2
Western Digital Corp.	Morgan Stanley	(402)	(27,826)	(28,610)	(796)
		(710)	(50,255)	(51,384)	(723)
Telecommunication Services
Iridium Communications, Inc.	Morgan Stanley	(28)	(1,143)	(1,120)	22
Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(193)	(19,012)	(18,078)	839
Delta Air Lines, Inc.	Morgan Stanley	(65)	(3,020)	(2,812)	206
JetBlue Airways Corp.	Morgan Stanley	(21)	(357)	(352)	3
Uber Technologies, Inc.	Morgan Stanley	(422)	(20,677)	(21,151)	(482)
United Airlines Holdings, Inc.	Morgan Stanley	(10)	(572)	(523)	49
		(711)	(43,638)	(42,916)	615
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(478)	(7,710)	(7,113)	431
Ameren Corp.	Morgan Stanley	(466)	(38,896)	(37,299)	841
Atmos Energy Corp.	Morgan Stanley	(24)	(2,532)	(2,307)	165
Black Hills Corp.	Morgan Stanley	(18)	(1,216)	(1,181)	25
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(135)	(5,479)	(5,662)	(209)
Consolidated Edison, Inc.	Morgan Stanley	(688)	(48,746)	(49,343)	(1,159)
Edison International	Morgan Stanley	(329)	(24,573)	(19,023)	4,475
Evergy, Inc.	Morgan Stanley	(532)	(31,321)	(32,149)	(1,118)
Eversource Energy	Morgan Stanley	(112)	(9,743)	(8,987)	684
FirstEnergy Corp.	Morgan Stanley	(610)	(22,014)	(22,698)	(818)
Fortis, Inc. (Canada)	Morgan Stanley	(65)	(2,979)	(2,875)	103
National Fuel Gas Co.	Morgan Stanley	(20)	(1,055)	(1,045)	(1)
NextEra Energy, Inc.	Morgan Stanley	(384)	(28,948)	(28,139)	671
NiSource, Inc.	Morgan Stanley	(1,164)	(29,851)	(28,518)	1,321
NRG Energy, Inc.	Morgan Stanley	(228)	(8,595)	(9,188)	(598)
OGE Energy Corp.	Morgan Stanley	(443)	(15,050)	(14,907)	137
Pinnacle West Capital Corp.	Morgan Stanley	(173)	(14,856)	(14,181)	669
PNM Resources, Inc.	Morgan Stanley	(50)	(2,468)	(2,438)	12
PPL Corp.	Morgan Stanley	(641)	(18,654)	(17,929)	503
Sempra Energy	Morgan Stanley	(370)	(49,804)	(49,018)	(27)
Vistra Corp.	Morgan Stanley	(2,074)	(34,555)	(38,473)	(4,199)
WEC Energy Group, Inc.	Morgan Stanley	(353)	(29,784)	(31,399)	(1,926)
		(9,357)	(428,829)	(423,872)	(18)

Total Reference Entity — Short			$(2,111,658)	$(2,156,944)	$(50,880)

*	Includes $(5,594) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized depreciation of $(50,880), which are considered Level 2 as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.